UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07751

Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: August 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Kansas Municipal Bond Fund
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.1%
	MUNICIPAL BONDS – 100.1%
	Consumer Staples – 5.3%
$ 520	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	11/17 at 100.00	B-	$492,513
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.450%, 6/01/28	12/18 at 100.00	B3	1,012,060
200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	10/17 at 100.00	B+	199,820
1,040	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	11/17 at 100.00	N/R	1,035,684
905	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 4.625%, 6/01/21	11/17 at 100.00	N/R	902,909
1,500	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.500%, 6/01/42	12/17 at 100.00	B+	1,503,000
750	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	11/17 at 100.00	B+	754,613
625	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A, Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	645,256
1,535	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	11/17 at 100.00	Ba1	1,542,522
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
130	4.625%, 6/01/26	11/17 at 100.00	BBB	130,150
150	5.000%, 6/01/29	11/17 at 100.00	BBB-	150,009
1,825	4.750%, 6/01/34	11/17 at 100.00	BB-	1,789,339
2,510	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,576,088
12,690	Total Consumer Staples			12,733,963
	Education and Civic Organizations – 5.8%
675	Kansas Development Finance Authority, Revenue Bonds, Kansas Board of Regents University of Kansas Medical Center Research Institute, Series 2010N, 5.000%, 4/01/29	4/20 at 100.00	Aa2	735,129
250	Kansas Development Finance Authority, Revenue Bonds, Kansas State University Projects, Refunding Series 2016A, 4.000%, 3/01/27	3/24 at 100.00	Aa2	278,645
	Kansas Development Finance Authority, Revenue Bonds, Wichita State University Union Corporation Student Housing Project, Series 2013F-1:
1,690	5.250%, 6/01/38	6/21 at 100.00	Aa3	1,898,022
2,000	5.250%, 6/01/42	6/21 at 100.00	Aa3	2,231,540
3,190	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Tabor College Project, Series 2013, 5.800%, 3/01/37	3/20 at 100.00	N/R	3,277,916
1,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	11/17 at 100.00	BBB	1,015,880
NUVEEN      1

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,000	Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project, Refunding Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	N/R	$1,031,140
3,135	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	A1	3,588,509
12,940	Total Education and Civic Organizations			14,056,781
	Financials – 0.6%
1,020	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	1,307,008
	Health Care – 13.2%
400	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/41	12/26 at 100.00	Baa2	435,816
875	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	BBB	988,138
5,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, KU Health System, Series 2011H, 5.125%, 3/01/39	3/20 at 100.00	AA-	5,389,350
3,715	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2011F, 5.250%, 11/15/29	11/19 at 100.00	A2	4,000,795
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2013J, 5.000%, 11/15/38	11/22 at 100.00	A2	2,195,400
8,650	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.750%, 11/15/38 (UB) (4)	11/19 at 100.00	AA	9,482,043
	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
135	5.000%, 1/01/23	1/20 at 100.00	AA-	147,389
197	5.000%, 1/01/40 (UB)	1/20 at 100.00	AA-	209,144
1,750	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0063, 15.442%, 1/01/40 (IF)	1/20 at 100.00	AA-	2,372,038
3,000	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Regional Health Center, Inc., Refunding Series 2013, 5.000%, 11/15/29	11/22 at 100.00	A+	3,365,220
1,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2010A, 5.000%, 9/01/30	9/19 at 100.00	A+	1,068,840
2,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/45	9/25 at 100.00	AA-	2,261,360
28,722	Total Health Care			31,915,533
	Housing/Single Family – 0.0%
15	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)	No Opt. Call	Aaa	15,691
	Industrials – 1.0%
425	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B	433,653
360	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	B	373,410
2      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials (continued)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
$ 205	5.500%, 12/01/22	12/18 at 100.00	B	$209,369
355	5.250%, 12/01/25	12/23 at 100.00	B	379,605
530	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26	6/18 at 105.00	B	554,671
435	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	473,932
2,310	Total Industrials			2,424,640
	Long-Term Care – 4.2%
3,125	Kansas Development Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Refunding Series 2010S, 5.000%, 5/15/30	5/20 at 100.00	A	3,347,688
	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc., Refunding & Improvement Series 2007:
35	5.375%, 5/15/27	11/17 at 100.00	BB+	35,039
1,100	5.500%, 5/15/39	11/17 at 100.00	BB+	1,100,880
2,030	Olathe, Kansas, Senior Living Facility Revenue Bonds, Aberdeen Village Inc., Refunding Series 2005A, 5.600%, 5/15/28	11/17 at 100.00	N/R	2,031,360
2,715	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2013IV-A, 6.375%, 5/15/43	5/23 at 100.00	N/R	2,914,091
665	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.625%, 5/15/44	5/24 at 100.00	N/R	704,880
9,670	Total Long-Term Care			10,133,938
	Tax Obligation/General – 7.2%
2,000	Allen County, Kansas Public Building Commission Revenue Bonds, Allen County Hospital Project, Series 2012, 5.150%, 12/01/36	12/22 at 100.00	A	2,173,500
1,500	Anderson County, Kansas, General Obligation Bonds, Refunding and Improvement Series 2013A, 5.000%, 8/01/33 – AGM Insured	8/23 at 100.00	AA	1,691,835
2,250	Johnson County Unified School District 229, Blue Valley, Kansas, General Obligation Bonds, Series 2012A, 5.000%, 10/01/23 – NPFG Insured	10/22 at 100.00	Aaa	2,669,467
2,000	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2012A, 5.000%, 10/01/23	10/22 at 100.00	AA-	2,360,960
2,200	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2013A, 5.000%, 10/01/28	10/23 at 100.00	AA-	2,545,840
1,490	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2016A, 5.000%, 10/01/33	10/25 at 100.00	AA-	1,745,610
1,250	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding & Improvement Series 2015, 5.000%, 10/01/34	10/25 at 100.00	Aaa	1,491,538
45	Sedgwick County Unified School District 262, Kansas, General Obligation Bonds, Refunding & Improvement Series 2008, 5.000%, 9/01/23 – AGC Insured	9/18 at 100.00	AA	46,854
2,000	Wichita, Kansas, General Obligation Bonds, Airport Series 2015C, 5.000%, 12/01/39 (Alternative Minimum Tax)	12/25 at 100.00	AA+	2,268,440
NUVEEN      3

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 390	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Series 2008B, 5.500%, 9/01/28	9/18 at 100.00	AA-	$ 407,885
15,125	Total Tax Obligation/General			17,401,929
	Tax Obligation/Limited – 24.9%
	Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series 2016:
2,295	5.000%, 6/01/30 – AGM Insured	6/27 at 100.00	AA	2,759,852
1,320	5.000%, 6/01/31 – AGM Insured	6/27 at 100.00	AA	1,577,426
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,860	5.000%, 11/15/24	No Opt. Call	A	2,143,297
3,000	5.000%, 11/15/30	11/25 at 100.00	A	3,329,160
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,000	5.000%, 1/01/23	1/22 at 100.00	A	1,111,160
500	5.000%, 1/01/31	1/22 at 100.00	A	530,305
650	5.250%, 1/01/36	1/22 at 100.00	A	692,107
3,375	5.125%, 1/01/42	1/22 at 100.00	A	3,538,890
	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1:
1,495	5.000%, 1/01/32	1/22 at 100.00	A	1,582,517
1,910	5.000%, 1/01/42	1/22 at 100.00	A	1,990,602
990	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 6.500%, 11/01/40	5/21 at 100.00	A-	1,139,510
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/24	No Opt. Call	BBB+	1,170,690
1,310	5.000%, 12/01/32	12/26 at 100.00	BBB+	1,488,461
3,290	5.000%, 12/01/33	12/26 at 100.00	BBB+	3,721,352
4,250	5.000%, 12/01/46	12/26 at 100.00	BBB+	4,679,207
1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BBB-	821,340
	Johnson County Public Building Commission, Kansas, Lease Purchase Revenue Bonds, Series 2011A:
1,320	4.000%, 9/01/25	9/20 at 100.00	AAA	1,429,124
1,020	4.000%, 9/01/26	9/20 at 100.00	AAA	1,104,323
1,000	4.000%, 9/01/27	9/20 at 100.00	AAA	1,082,670
1,220	4.125%, 9/01/28	9/20 at 100.00	AAA	1,325,713
1,270	4.250%, 9/01/29	9/20 at 100.00	AAA	1,385,900
1,500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	AAA	1,783,545
1,670	Kansas Development Finance Authority, K-State Olathe Innovation Campus Inc., Johnson County Sales Tax Revenue Bonds, Series 2009L, 5.000%, 9/01/39	9/19 at 100.00	AA	1,790,340
40	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2001W, 5.000%, 10/01/17 – NPFG Insured	No Opt. Call	A+	40,142
360	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2, 5.250%, 6/15/50	6/20 at 100.00	BBB-	367,924
4      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 5,000	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	11/17 at 100.00	BB+	$5,000,850
1,995	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	2,062,072
	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B:
200	5.250%, 12/15/29	12/22 at 100.00	N/R	178,264
200	6.100%, 12/15/34	12/22 at 100.00	N/R	177,008
2,775	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	12/22 at 100.00	N/R	2,512,097
1,500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Refunding Series 2005C, 5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	C	1,651,860
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 144A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	2,108,980
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Kansas International Speedway Corporation Project, Refunding Series 2014:
1,370	5.000%, 12/01/25	12/24 at 100.00	A+	1,644,165
1,260	5.000%, 12/01/26	12/24 at 100.00	A+	1,499,904
700	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.750%, 9/01/32	9/25 at 100.00	N/R	707,595
55,645	Total Tax Obligation/Limited			60,128,352
	Transportation – 6.8%
1,155	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56	12/24 at 100.00	BBB	1,280,225
1,800	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.250%, 10/01/34 (Alternative Minimum Tax)	10/23 at 100.00	BBB	2,038,914
505	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 4.750%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	BB-	549,804
1,930	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2016B, 5.000%, 1/01/41	7/26 at 100.00	AA-	2,227,509
100	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line Light Rail Project, Green Bonds, Series 2016D, 5.000%, 3/31/46 (Alternative Minimum Tax)	9/26 at 100.00	BBB+	112,244
1,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	11/17 at 100.00	N/R	1,002,670
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
1,705	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB	1,834,000
3,155	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	3,375,251
1,515	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	1,672,318
1,225	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014A, 5.000%, 9/01/33 (Alternative Minimum Tax)	9/24 at 100.00	BBB	1,288,075
NUVEEN      5

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 945	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	$ 1,046,238
15,035	Total Transportation			16,427,248
	U.S. Guaranteed – 16.0% (5)
2,000	Butler County Unified School District 402, Kansas, General Obligation Bonds, Series 2008A, 5.125%, 9/01/32 (Pre-refunded 9/01/18) – AGC Insured	9/18 at 100.00	A1 (5)	2,082,360
1,000	Dodge City, Kansas, Sales Tax Revenue Bonds, Series 2009, 5.000%, 6/01/34 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA (5)	1,071,500
2,500	Guam Government, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23 (Pre-refunded 11/15/17)	11/17 at 100.00	BB- (5)	2,521,900
1,115	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34 (Pre-refunded 12/01/19)	12/19 at 100.00	BBB+ (5)	1,235,119
3,000	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds, Series 2011A, 5.250%, 9/01/28 (Pre-refunded 9/01/21)	9/21 at 100.00	Aa3 (5)	3,477,360
3,950	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2010Q, 5.000%, 5/15/35 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (5)	4,225,552
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2008F, 5.375%, 11/15/28 (Pre-refunded 11/15/17)	11/17 at 100.00	A2 (5)	2,019,100
2,400	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009D, 5.000%, 11/15/29 (Pre-refunded 11/15/17) (UB) (4)	11/17 at 100.00	AA (5)	2,420,664
	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
865	5.000%, 1/01/23 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R (5)	945,220
1,318	5.000%, 1/01/40 (Pre-refunded 1/01/20) (UB)	1/20 at 100.00	N/R (5)	1,440,665
1,000	Sedgwick County Unified School District 260, Kansas, General Obligation Bonds, Refunding & School Improvement Series 2012, 5.000%, 10/01/30 (Pre-refunded 10/01/22)	10/22 at 100.00	AA- (5)	1,187,250
1,955	Sedgwick County Unified School District 262, Kansas, General Obligation Bonds, Refunding & Improvement Series 2008, 5.000%, 9/01/23 (Pre-refunded 9/01/18) – AGC Insured	9/18 at 100.00	AA (5)	2,033,474
500	Unified School District 470, Cowley County, Kansas, General Obligation Bonds, Series 2008A, 5.500%, 9/01/21 (Pre-refunded 9/01/18) – AGM Insured	9/18 at 100.00	AA (5)	523,430
4,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (5)	4,637,560
2,500	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A, 5.000%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	AA- (5)	2,709,700
1,695	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Series 2008B, 5.500%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (5)	1,774,936
	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Series 2009A:
1,075	5.000%, 9/01/29 (Pre-refunded 3/01/19) – BHAC Insured	3/19 at 100.00	AA+ (5)	1,141,306
3,000	5.250%, 9/01/34 (Pre-refunded 3/01/19) – BHAC Insured	3/19 at 100.00	AA+ (5)	3,196,200
35,873	Total U.S. Guaranteed			38,643,296
6      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 9.3%
$ 1,255	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41 (Mandatory Put 6/01/20)	No Opt. Call	Caa1	$614,799
1,500	Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B, 5.000%, 6/01/42 – NPFG Insured	6/25 at 100.00	A	1,647,225
1,375	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,547,370
	Guam Power Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 10/01/32	10/24 at 100.00	AA	1,138,380
1,000	5.000%, 10/01/33	10/24 at 100.00	AA	1,134,260
1,500	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Jameson Energy Center Project, Series 2013, 5.750%, 7/01/38	7/23 at 100.00	A-	1,773,750
	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A:
1,395	5.000%, 12/01/22	No Opt. Call	A3	1,609,746
1,265	5.000%, 12/01/23	12/22 at 100.00	A3	1,449,804
2,575	5.000%, 12/01/31	12/20 at 100.00	A3	2,785,249
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23	No Opt. Call	Caa1	494,880
515	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20)	No Opt. Call	Caa1	252,288
1,595	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	11/17 at 100.00	BB-	832,080
2,250	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/40	9/25 at 100.00	A+	2,566,238
1,535	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2011A, 5.000%, 9/01/28	9/21 at 100.00	A+	1,733,460
2,500	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 9/01/32	9/22 at 100.00	A+	2,879,600
22,260	Total Utilities			22,459,129
	Water and Sewer – 5.8%
100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35	7/24 at 100.00	A-	109,296
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
1,750	5.000%, 7/01/28	7/23 at 100.00	A-	1,921,710
500	5.250%, 7/01/33	7/23 at 100.00	A-	553,285
2,000	5.500%, 7/01/43	7/23 at 100.00	A-	2,230,520
6,440	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	6,949,726
NUVEEN      7

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 2,000	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Refunding Series 2011A, 5.000%, 10/01/28	10/21 at 100.00	AA-	$ 2,290,320
12,790	Total Water and Sewer			14,054,857

$ 224,095	Total Long-Term Investments (cost $232,476,006)			241,702,365
	Floating Rate Obligations – (3.9)%			(9,420,000)
	Other Assets Less Liabilities – 3.8%			9,268,132
	Net Assets – 100%			$ 241,550,497
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$241,702,365	$ —	$241,702,365
Income Tax Information
The following information is presented on a federal income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2017, the cost of investments was $222,744,309.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2017, were as follows:
Gross unrealized:
Appreciation	$12,169,519
Depreciation	(2,631,214)
Net unrealized appreciation (depreciation) of investments	$ 9,538,305
8      NUVEEN

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rates, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
NUVEEN      9

Nuveen Kentucky Municipal Bond Fund
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.9%
	MUNICIPAL BONDS – 100.9%
	Education and Civic Organizations – 13.6%
$ 155	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 2017, 5.000%, 3/01/39	3/27 at 100.00	N/R	$161,546
880	Eastern Kentucky University, General Receipts Bonds, Refunding Series 2012A, 5.000%, 4/01/20	No Opt. Call	A1	966,460
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
2,500	5.000%, 7/01/40	7/25 at 100.00	BBB+	2,745,125
2,500	5.000%, 1/01/45	7/25 at 100.00	BBB+	2,732,575
	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Senior Series 2014A:
900	5.000%, 6/01/22 (Alternative Minimum Tax)	No Opt. Call	A	1,015,425
700	5.000%, 6/01/23 (Alternative Minimum Tax)	No Opt. Call	A	802,690
400	5.000%, 6/01/24 (Alternative Minimum Tax)	No Opt. Call	A	462,328
	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2017A:
1,930	5.000%, 7/01/33 (UB) (4)	7/27 at 100.00	AA-	2,287,224
550	5.000%, 7/01/36 (UB) (4)	7/27 at 100.00	AA-	645,612
500	5.000%, 7/01/37 (UB) (4)	7/27 at 100.00	AA-	585,055
5,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2017B, 5.000%, 7/01/28 (UB) (4)	7/27 at 100.00	AA-	6,125,200
1,500	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc. Project, Refunding & Improvement Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa3	1,536,525
	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc. Project, Refunding & Improvement Series 2015:
1,790	5.000%, 5/01/31	5/25 at 100.00	Baa3	1,952,747
1,210	5.000%, 5/01/40	5/25 at 100.00	Baa3	1,268,782
	Murray State University, Kentucky, General Receipts Bonds, Series 2015A:
1,125	5.000%, 3/01/26	3/25 at 100.00	A1	1,351,069
1,075	5.000%, 3/01/27	3/25 at 100.00	A1	1,277,465
2,290	Northern Kentucky University, General Receipts Bonds, Refunding Series 2016A, 5.000%, 9/01/23	No Opt. Call	A1	2,747,267
	University of Kentucky, General Receipts Bonds, Refunding Series 2012A:
1,185	5.000%, 5/01/20	No Opt. Call	AA	1,311,511
2,340	5.000%, 5/01/21	No Opt. Call	AA	2,674,620
4,000	University of Kentucky, General Receipts Bonds, Refunding Series 2015B, 5.000%, 10/01/27	4/25 at 100.00	AA	4,834,920
2,000	University of Kentucky, General Receipts Bonds, Series 2015A, 5.000%, 4/01/29	4/25 at 100.00	AA	2,386,460
250	University of Kentucky, General Receipts Bonds, Series 2016A, 5.000%, 4/01/32	4/25 at 100.00	AA	293,870
10      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	University of Louisville, Kentucky, Revenue Bonds, General Receipts Series 2011A:
$ 150	5.000%, 9/01/20	No Opt. Call	AA-	$167,232
2,005	5.000%, 9/01/26	9/21 at 100.00	AA-	2,298,572
1,910	University of Louisville, Kentucky, Revenue Bonds, General Receipts Series 2012A, 5.000%, 9/01/25	9/21 at 100.00	AA-	2,191,266
	Western Kentucky University, General Receipts Revenue Bonds, Series 2016A:
2,690	5.000%, 9/01/25	No Opt. Call	A1	3,280,885
2,820	5.000%, 9/01/26	9/25 at 100.00	A1	3,406,250
44,355	Total Education and Civic Organizations			51,508,681
	Health Care – 20.1%
	Glasgow, Kentucky, Healthcare Revenue Bonds, T.J. Samson Community Hospital Project, Series 2011:
100	5.350%, 2/01/24	8/21 at 100.00	BBB-	109,808
2,000	6.375%, 2/01/35	8/21 at 100.00	BBB-	2,228,820
3,310	6.450%, 2/01/41	8/21 at 100.00	BBB-	3,678,469
8,000	Kentucky Bond Development Corporation, Hospital Revenue Bonds, Saint Elizabeth Medical Center, Inc., Refunding Series 2016, 5.000%, 5/01/39	5/26 at 100.00	AA	9,239,200
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A:
1,100	5.375%, 8/15/24	8/18 at 100.00	A	1,145,474
7,090	5.625%, 8/15/27	8/18 at 100.00	A	7,356,584
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011:
1,500	5.000%, 8/15/42	8/21 at 100.00	A	1,620,390
3,000	5.250%, 8/15/46	8/21 at 100.00	A	3,280,410
3,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2017B, 5.000%, 8/15/46	8/27 at 100.00	A	3,303,870
500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.250%, 6/01/41	6/27 at 100.00	BBB	560,745
1,295	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009A, 5.000%, 5/01/24	5/19 at 100.00	BBB+	1,365,202
10,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	10,773,600
3,320	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/26	6/22 at 100.00	BBB+	3,643,999
2,000	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County Public Hospital Corporation Project, Refunding Series 2016, 5.000%, 8/01/37	8/26 at 100.00	Baa3	2,181,600
7,500	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	A3	8,453,775
8,000	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2013, 5.000%, 11/01/26	11/22 at 100.00	A	9,176,480
3,250	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/35	4/23 at 100.00	A+	3,581,792
NUVEEN      11

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2012A:
$ 1,980	5.000%, 10/01/33	10/22 at 100.00	A+	$2,165,368
2,000	5.000%, 10/01/37	10/22 at 100.00	A+	2,172,500
68,945	Total Health Care			76,038,086
	Housing/Multifamily – 0.3%
1,140	Kentucky Housing Corporation, Conduit Multifamily Mortgage Revenue Bonds, Florence Homes III Apartments Project, Series 2005B, 5.000%, 6/01/35 (Alternative Minimum Tax)	11/17 at 100.00	N/R	1,142,679
	Housing/Single Family – 0.5%
	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2011B:
150	3.000%, 1/01/21	No Opt. Call	AAA	158,947
485	3.000%, 7/01/21	No Opt. Call	AAA	517,228
705	3.100%, 7/01/22	7/21 at 100.00	AAA	751,897
130	3.300%, 1/01/23	7/21 at 100.00	AAA	138,284
495	3.300%, 7/01/23	7/21 at 100.00	AAA	528,551
1,965	Total Housing/Single Family			2,094,907
	Tax Obligation/General – 0.8%
365	Crittenden County, Kentucky, General Obligation Bonds, Series 2007, 6.000%, 12/01/27	12/17 at 100.00	N/R	367,369
2,205	Louisville and Jefferson County Metropolitan Government, Kentucky, General Obligation Bonds, Center City Project Series 2016, 4.000%, 12/01/30	12/25 at 100.00	AAA	2,452,291
200	Louisville and Jefferson County Metropolitan Government, Kentucky, General Obligation Bonds, Series 2010, 4.000%, 11/01/17	No Opt. Call	AAA	201,110
2,770	Total Tax Obligation/General			3,020,770
	Tax Obligation/Limited – 22.7%
	Barren County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2015:
1,250	5.000%, 8/01/24	No Opt. Call	A1	1,521,950
1,760	5.000%, 8/01/25	2/25 at 100.00	A1	2,136,323
1,000	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, Federal Highway Trust Fund First Series 2010A, 5.000%, 9/01/21	9/20 at 100.00	AA	1,109,660
2,000	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	1,955,780
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1:
1,950	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	1,990,931
3,450	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	3,521,587
4,630	6.000%, 12/01/38 – AGC Insured	6/18 at 100.00	AA	4,719,822
9,350	6.000%, 12/01/42 – AGC Insured	6/18 at 100.00	AA	9,525,873
12      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A2:
$ 3,505	0.000%, 12/01/22 – AGC Insured	No Opt. Call	AA	$3,065,473
3,750	0.000%, 12/01/23 – AGC Insured	No Opt. Call	AA	3,148,050
5,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Tender Option Bond Trust 2016-XG0027, 17.976%, 12/01/28 – AGC Insured (IF)	6/18 at 100.00	AA	5,419,800
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 112, Refunding Series 2016B:
5,000	5.000%, 11/01/23	No Opt. Call	A1	5,946,350
3,000	5.000%, 11/01/24	No Opt. Call	A1	3,612,030
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 115, Series 2017:
7,000	5.000%, 4/01/32 (UB) (4)	4/27 at 100.00	A1	8,082,690
6,000	5.000%, 4/01/38	4/27 at 100.00	A1	6,784,620
125	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 84, Series 2005, 5.000%, 8/01/19 – NPFG Insured	No Opt. Call	A1	134,174
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series 2009:
285	5.250%, 2/01/28 – AGC Insured	2/19 at 100.00	AA	301,912
285	5.250%, 2/01/29 – AGC Insured	2/19 at 100.00	AA	301,912
2,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2010A, 5.000%, 7/01/20	No Opt. Call	AA-	2,216,980
	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2012A:
4,000	5.000%, 7/01/30	7/22 at 100.00	AA-	4,537,320
6,740	5.000%, 7/01/31	7/22 at 100.00	AA-	7,633,724
	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A:
2,990	5.000%, 6/01/20	No Opt. Call	A1	3,297,671
1,000	5.000%, 6/01/21	No Opt. Call	A1	1,134,910
3,000	5.250%, 6/01/29	6/21 at 100.00	A1	3,343,680
500	Pendleton County, Kentucky, Leasing Trust Revenue Bonds, Kentucky Association of Counties, Series 1993A, 6.400%, 3/01/19	No Opt. Call	B	519,315
79,570	Total Tax Obligation/Limited			85,962,537
	Transportation – 9.8%
	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2016:
1,635	5.000%, 1/01/25	No Opt. Call	A+	1,950,751
1,855	5.000%, 1/01/30	1/26 at 100.00	A+	2,154,879
1,750	5.000%, 1/01/31	1/26 at 100.00	A+	2,018,852
1,620	5.000%, 1/01/32	1/26 at 100.00	A+	1,862,417
1,520	5.000%, 1/01/33	1/26 at 100.00	A+	1,766,954
NUVEEN      13

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 2,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Capital Appreciation Series 2013B, 0.000%, 7/01/23	No Opt. Call	Baa3	$1,690,340
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
250	5.750%, 7/01/49	7/23 at 100.00	Baa3	281,048
10,000	6.000%, 7/01/53	7/23 at 100.00	Baa3	11,347,400
	Lexington-Fayette Urban County Government, Kentucky, General Airport Revenue Refunding Bonds, Series 2012B:
1,215	5.000%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	AA	1,370,459
1,100	5.000%, 7/01/31 (Alternative Minimum Tax)	7/22 at 100.00	AA	1,230,284
1,000	5.000%, 7/01/38	7/22 at 100.00	AA	1,117,470
	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,250	5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	1,419,863
1,625	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	1,885,504
1,555	5.000%, 7/01/31 (Alternative Minimum Tax)	7/24 at 100.00	A+	1,767,397
1,500	5.000%, 7/01/32 (Alternative Minimum Tax)	7/24 at 100.00	A+	1,699,905
	River City Inc. Parking Authority, Kentucky, First Mortgage Bonds, Refunding Series 2016B:
1,495	5.000%, 12/01/26	6/26 at 100.00	AA	1,830,568
1,575	5.000%, 12/01/27	6/26 at 100.00	AA	1,911,389
32,945	Total Transportation			37,305,480
	U.S. Guaranteed – 13.9% (5)
3,360	Christian County, Kentucky, Hospital Revenue Refunding Bonds, Jennie Stuart Medical Center, Series 2006A, 5.500%, 2/01/36 (Pre-refunded 2/01/18) – AGC Insured	2/18 at 100.00	AA (5)	3,426,494
	Crittenden County, Kentucky, General Obligation Bonds, Series 2007:
720	6.000%, 12/01/27 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (5)	729,454
1,605	6.250%, 12/01/32 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (5)	1,627,069
2,190	6.500%, 12/01/37 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (5)	2,221,492
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A:
3,925	5.500%, 6/01/21 (Pre-refunded 6/01/20)	6/20 at 100.00	BBB (5)	4,398,669
165	6.375%, 6/01/40 (Pre-refunded 6/01/20)	6/20 at 100.00	BBB (5)	188,816
5,150	6.500%, 3/01/45 (Pre-refunded 6/01/20)	6/20 at 100.00	BBB (5)	5,910,758
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Saint Elizabeth Medical Center, Refunding & Improvement Series 2009A:
210	5.375%, 5/01/34 (Pre-refunded 5/01/19)	5/19 at 100.00	AA (5)	225,303
5,010	5.500%, 5/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	AA (5)	5,385,399
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series 2009:
2,215	5.250%, 2/01/28 (Pre-refunded 2/01/19) – AGC Insured	2/19 at 100.00	AA (5)	2,351,377
2,215	5.250%, 2/01/29 (Pre-refunded 2/01/19) – AGC Insured	2/19 at 100.00	AA (5)	2,351,378
14      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 1,800	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2011A, 5.000%, 7/01/24 (Pre-refunded 7/01/21)	7/21 at 100.00	AA- (5)	$2,066,418
500	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2012A, 5.000%, 7/01/24 (Pre-refunded 7/01/22)	7/22 at 100.00	AA- (5)	590,120
25	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2008A, 5.000%, 7/01/28 (Pre-refunded 7/01/18)	7/18 at 100.00	AA- (5)	25,874
2,820	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2009A, 5.000%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	AA- (5)	3,030,795
2,055	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary's HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37 (Pre-refunded 2/01/18)	2/18 at 100.00	Aaa	2,101,340
2,000	Northern Kentucky Water District, Revenue Bonds, Series 2009, 6.500%, 2/01/33 (Pre-refunded 8/01/18) – AGM Insured	8/18 at 100.00	Aa3 (5)	2,105,020
65	Owensboro, Kentucky, Water Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 9/15/29 (Pre-refunded 9/15/18) – AGC Insured	9/18 at 100.00	AA (5)	67,857
	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A:
3,995	5.000%, 10/01/25 (Pre-refunded 4/01/19)	4/19 at 100.00	A- (5)	4,252,558
95	5.000%, 10/01/28 (Pre-refunded 4/01/19) – AGC Insured	4/19 at 100.00	A- (5)	101,125
8,880	5.250%, 10/01/35 (Pre-refunded 4/01/19) – AGC Insured	4/19 at 100.00	AA (5)	9,487,303
49,000	Total U.S. Guaranteed			52,644,619
	Utilities – 9.9%
	Frankfort Electric & Water Plant Board, Kentucky, Electric and Water Revenue Bonds, Series 2015A:
155	4.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	156,212
40	4.000%, 12/01/18 – AGM Insured	No Opt. Call	AA	41,509
4,740	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Series 2009A, 6.250%, 6/01/39	6/19 at 100.00	A	5,082,512
5,315	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Series 2009B, 5.625%, 9/01/39	9/19 at 100.00	A	5,683,649
13,300	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1991B, 0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	A3	13,256,243
2,000	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 2017, 4.000%, 1/01/26	No Opt. Call	A	2,275,960
2,000	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/33 – AGM Insured	10/26 at 100.00	AA	2,300,480
	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A:
2,945	5.000%, 10/01/20 – AGC Insured	4/19 at 100.00	AA	3,110,656
5	5.250%, 10/01/35 – AGC Insured	4/19 at 100.00	AA	5,277
	Princeton Electric Plant Board, Kentucky, Revenue Bonds, Refunding Series 2015:
225	5.000%, 11/01/21 – AGM Insured	No Opt. Call	AA	256,457
1,000	5.000%, 11/01/25 – AGM Insured	5/25 at 100.00	AA	1,206,960
1,100	5.000%, 11/01/34 – AGM Insured	5/25 at 100.00	AA	1,257,729
1,635	5.000%, 11/01/37 – AGM Insured	5/25 at 100.00	AA	1,857,409
NUVEEN      15

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Russellville, Kentucky, Electric Plant Board Electric Revenue Bonds, Refunding Series 2015A:
$ 380	5.000%, 8/01/22 – BAM Insured	No Opt. Call	AA	$442,335
405	5.000%, 8/01/24 – BAM Insured	No Opt. Call	AA	481,626
35,245	Total Utilities			37,415,014
	Water and Sewer – 9.3%
2,750	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Program Revenue Bonds, Series 2012A, 5.000%, 2/01/30	2/22 at 100.00	AAA	3,184,060
	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Program Revenue Bonds, Tender Option Bond Trust 2015-XF2109:
1,330	15.455%, 2/01/25 (IF) (4)	No Opt. Call	AAA	2,586,983
1,070	15.671%, 2/01/26 (IF) (4)	2/25 at 100.00	AAA	2,069,979
170	Kentucky Rural Water Finance Corporation, Multimodal Public Projects Revenue Bonds, Flexible Term Program, Series 2001A, 5.375%, 2/01/20	2/18 at 100.00	A+	170,629
	Logan/Todd Regional Water Commission, Kentucky, Revenue Bonds, Refunding Series 2016A:
1,005	5.000%, 7/01/25 – AGM Insured	No Opt. Call	AA	1,225,045
1,060	5.000%, 7/01/26 – AGM Insured	No Opt. Call	AA	1,303,302
1,115	5.000%, 7/01/27 – AGM Insured	7/26 at 100.00	AA	1,357,390
1,175	5.000%, 7/01/28 – AGM Insured	7/26 at 100.00	AA	1,418,401
1,240	5.000%, 7/01/29 – AGM Insured	7/26 at 100.00	AA	1,485,954
7,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2011A, 5.000%, 5/15/28	11/21 at 100.00	AA	8,662,800
795	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2014A, 5.000%, 5/15/27	11/24 at 100.00	AA	963,596
2,990	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2017A, 5.000%, 5/15/29	11/26 at 100.00	AA	3,674,112
	Northern Kentucky Water District, Revenue Bonds, Series 2012:
2,690	5.000%, 2/01/22	No Opt. Call	Aa3	3,098,423
3,495	5.000%, 2/01/26	2/22 at 100.00	Aa3	3,964,518
130	Owensboro, Kentucky, Water Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 9/15/29 – AGC Insured	9/18 at 100.00	AA	135,314
28,515	Total Water and Sewer			35,300,506

$ 344,450	Total Long-Term Investments (cost $364,477,341)			382,433,279
	Floating Rate Obligations – (3.2)%			(11,980,000)
	Other Assets Less Liabilities – 2.3%			8,642,924
	Net Assets – 100%			$ 379,096,203
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from
16      NUVEEN

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$382,433,279	$ —	$382,433,279
Income Tax Information
The following information is presented on a federal income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2017, the cost of investments was $352,492,547.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2017, were as follows:
Gross unrealized:
Appreciation	$18,550,174
Depreciation	(589,445)
Net unrealized appreciation (depreciation) of investments	$17,960,729
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rates, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
NUVEEN      17

Nuveen Michigan Municipal Bond Fund
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.5%
	MUNICIPAL BONDS – 100.5%
	Consumer Staples – 2.4%
$ 3,030	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A, 6.000%, 6/01/34	12/17 at 100.00	B-	$3,029,727
2,215	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	B2	2,256,066
5,245	Total Consumer Staples			5,285,793
	Education and Civic Organizations – 26.5%
1,480	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2014, 5.000%, 10/01/39	10/24 at 100.00	Aa3	1,691,936
	Ferris State University, Michigan, General Revenue Bonds, Refunding Series 2016:
2,575	5.000%, 10/01/33	10/26 at 100.00	A1	3,037,830
2,695	5.000%, 10/01/34	10/26 at 100.00	A1	3,165,197
350	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/28	12/24 at 100.00	A+	409,342
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hanley International Academy, Inc. Project, Series 2010A, 6.125%, 9/01/40	9/20 at 100.00	BBB-	1,040,860
500	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 7.750%, 10/01/30	10/21 at 100.00	BBB-	553,785
830	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/31	10/21 at 100.00	BB-	831,386
1,000	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	AA+	1,079,720
1,060	Michigan State University, General Revenue Bonds, Series 2013A, 5.000%, 8/15/20	No Opt. Call	AA+	1,184,826
4,370	Michigan State University, General Revenue Bonds, Series 2015A, 5.000%, 8/15/40	8/25 at 100.00	AA+	5,088,603
1,800	Michigan Technological University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	A1	2,033,226
	Oakland University, Michigan, General Revenue Bonds, Series 2016:
2,600	5.000%, 3/01/41	3/26 at 100.00	A1	2,985,502
1,000	5.000%, 3/01/47	3/26 at 100.00	A1	1,141,820
515	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A1	596,118
	University of Michigan, General Revenue Bonds, Refunding Series 2017A:
5,000	4.000%, 4/01/26	No Opt. Call	AAA	5,888,700
1,000	5.000%, 4/01/34	4/27 at 100.00	AAA	1,217,560
1,190	5.000%, 4/01/35	4/27 at 100.00	AAA	1,445,493
3,000	5.000%, 4/01/36	4/27 at 100.00	AAA	3,635,550
3,000	University of Michigan, General Revenue Bonds, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	AAA	3,480,240
18      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	University of Michigan, General Revenue Bonds, Series 2015:
$ 2,475	5.000%, 4/01/30	4/26 at 100.00	AAA	$3,021,356
2,275	5.000%, 4/01/40 (UB) (4)	4/26 at 100.00	AAA	2,684,909
3,600	5.000%, 4/01/46 (UB) (4)	4/26 at 100.00	AAA	4,221,468
4,000	5.000%, 4/01/46	4/26 at 100.00	AAA	4,690,520
2,785	Wayne State University, Michigan, General Revenue Bonds, Refunding Series 2016A, 5.000%, 11/15/31	5/26 at 100.00	Aa3	3,269,451
650	Western Michigan University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45	5/25 at 100.00	A1	730,730
50,750	Total Education and Civic Organizations			59,126,128
	Health Care – 8.5%
1,000	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2011A, 5.000%, 7/01/29	7/21 at 100.00	AA-	1,123,140
	Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds, Spectrum Health System, Refunding Series 2011C:
2,135	5.000%, 1/15/31	1/22 at 100.00	AA	2,339,853
365	5.000%, 1/15/42	1/22 at 100.00	AA	393,605
720	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Refunding Series 2015A, 5.000%, 8/01/32	8/24 at 100.00	A1	820,419
2,335	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2016, 5.000%, 11/15/41	11/26 at 100.00	A	2,637,920
1,875	Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health Credit Group, Refunding Series 2014, 5.000%, 6/01/39	6/24 at 100.00	A+	2,128,256
1,250	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding Series 2015, 5.000%, 11/15/45	5/25 at 100.00	A+	1,405,250
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
1,670	5.000%, 11/01/25	11/22 at 100.00	A1	1,909,695
1,250	5.000%, 11/01/42	11/22 at 100.00	A1	1,368,775
2,295	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39	12/21 at 100.00	AA-	2,591,101
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48	6/22 at 100.00	AA-	2,161,880
16,895	Total Health Care			18,879,894
	Tax Obligation/General – 20.3%
690	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/29	5/22 at 100.00	Aa1	801,035
1,350	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/25	No Opt. Call	Aa2	1,648,364
	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2017I:
645	5.000%, 5/01/43	5/27 at 100.00	AA-	745,497
1,945	5.000%, 5/01/47	5/27 at 100.00	AA-	2,241,029
NUVEEN      19

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,515	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/39	5/24 at 100.00	AA-	$1,724,252
370	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 1998C, 5.250%, 5/01/25 – FGIC Insured	No Opt. Call	AA+	425,729
2,000	East Lansing School District, Ingham County, Michigan, General Obligation Bonds, School Building & Site Series 2017, 5.000%, 5/01/39	5/27 at 100.00	AA-	2,326,120
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding School Building & Site Series 2016:
4,325	5.000%, 5/01/29 – AGM Insured	5/26 at 100.00	AA	5,217,680
1,555	5.000%, 5/01/38 – AGM Insured	5/26 at 100.00	AA	1,789,447
1,060	Homer Community School District, Calhourn, Jackson, Hillsdale and Branch Counties, Michigan, General Obligation Bonds, School Building & Site, Series 2011B, 5.500%, 5/01/41	5/21 at 100.00	AA-	1,143,284
1,450	Jackson, Jackson County, Michigan, Downtown Development Bonds, Series 2001, 0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	1,356,693
	Kalamazoo County, Michigan, General Obligation Bonds, Juvenile Home Facilities Series 2017:
500	5.000%, 4/01/26	No Opt. Call	AA+	618,215
500	5.000%, 4/01/31	4/27 at 100.00	AA+	604,505
1,075	Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2015, 5.000%, 1/01/35	1/25 at 100.00	AAA	1,249,322
1,500	Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax Series 2015, 5.000%, 1/01/31	1/25 at 100.00	AAA	1,776,270
	Marquette, Michigan, General Obligation Bonds, Refunding & Limited Obligation Series 2017:
230	4.000%, 5/01/25	No Opt. Call	AA	264,903
375	4.000%, 5/01/28	5/27 at 100.00	AA	425,906
550	4.000%, 5/01/29	5/27 at 100.00	AA	617,777
265	4.000%, 5/01/31	5/27 at 100.00	AA	291,288
215	4.000%, 5/01/32	5/27 at 100.00	AA	235,186
1,230	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/34 – AMBAC Insured	12/17 at 100.00	N/R	1,230,234
1,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A, 5.000%, 12/01/22	12/21 at 100.00	Aa1	1,156,970
2,585	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2015A, 5.000%, 12/01/27	12/25 at 100.00	Aa1	3,164,841
1,765	Michigan State, General Obligation Bonds, Environmental Program, Series 2014A, 5.000%, 12/01/28	12/24 at 100.00	Aa1	2,139,762
	Muskegon County, Michigan, General Obligation Water Supply System Bonds, Refunding Series 2015:
550	5.000%, 11/01/33	11/25 at 100.00	AA	635,591
1,290	5.000%, 11/01/36	11/25 at 100.00	AA	1,476,599
1,020	Okemos Public School District, Ingham County, Michigan, General Obligation Refunding Bonds, Series 1993, 0.000%, 5/01/18 – NPFG Insured	No Opt. Call	Aa2	1,012,544
20      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,100	Ottawa County, Michigan, General Obligation Bonds, Sewer Disposal System, Series 2010, 5.000%, 5/01/37	5/20 at 100.00	Aaa	$1,198,538
600	Royal Oak City School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2014, 5.000%, 5/01/21	No Opt. Call	Aa2	682,854
1,915	South Haven Public Schools, Van Buren County, Michigan, General Obligation Bonds, School Building & Site, Series 2014A, 5.000%, 5/01/41 – BAM Insured	5/24 at 100.00	AA	2,153,398
4,170	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured	No Opt. Call	Aa2	4,784,825
39,340	Total Tax Obligation/General			45,138,658
	Tax Obligation/Limited – 10.7%
3,295	Grand Rapids Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Series 1994, 0.000%, 6/01/18 – NPFG Insured	No Opt. Call	A	3,264,356
1,000	Lansing Township Downtown Development Authority, Ingham County, Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42	2/24 at 103.00	N/R	1,109,790
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Regional Convention Facility Authority Local Project, Series 2014H-1:
825	5.000%, 10/01/19	No Opt. Call	AA-	888,145
4,070	5.000%, 10/01/39	10/24 at 100.00	AA-	4,569,308
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I:
2,985	5.000%, 4/15/22	No Opt. Call	Aa2	3,485,555
2,000	5.000%, 4/15/38	10/25 at 100.00	Aa2	2,303,500
3,150	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2016-I, 5.000%, 4/15/41	10/26 at 100.00	Aa2	3,633,115
	Michigan State Trunk Line Fund Bonds, Series 2011:
1,015	5.000%, 11/15/33	11/21 at 100.00	AA+	1,153,964
700	5.000%, 11/15/36	11/21 at 100.00	AA+	793,093
685	Michigan State Trunk Line Fund Refunding Bonds, Refunding Series 2015, 5.000%, 11/15/22	No Opt. Call	AA+	816,157
1,500	Michigan State, Comprehensive Transportation Revenue Bonds, Refunding Series 2015, 5.000%, 11/15/29	11/24 at 100.00	AA+	1,812,135
21,225	Total Tax Obligation/Limited			23,829,118
	Transportation – 2.0%
1,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2011A, 5.000%, 12/01/21 (Alternative Minimum Tax)	No Opt. Call	A	1,142,520
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A:
2,000	5.000%, 12/01/37	12/22 at 100.00	A	2,200,020
1,000	5.000%, 12/01/42 – AGM Insured	12/22 at 100.00	AA	1,102,570
4,000	Total Transportation			4,445,110
	U.S. Guaranteed – 13.1% (5)
660	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/23 (Pre-refunded 5/01/18)	5/18 at 100.00	Aa1 (5)	678,599
NUVEEN      21

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 800	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement Series 2008, 5.000%, 5/01/38 (Pre-refunded 5/01/18)	5/18 at 100.00	AA+ (5)	$822,544
1,435	Bay City, Michigan, General Obligation Bonds, Series 2008B, 5.500%, 4/01/28 (Pre-refunded 4/01/18) – AGM Insured	4/18 at 100.00	AA (5)	1,474,592
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008:
145	5.000%, 1/01/28 (Pre-refunded 1/01/18)	1/18 at 100.00	Aa1 (5)	147,056
3,500	5.000%, 1/01/38 (Pre-refunded 1/01/18)	1/18 at 100.00	Aa1 (5)	3,549,630
2,000	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (5)	2,112,980
450	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Allegiance Health, Refunding Series 2010A, 5.000%, 6/01/37 (Pre-refunded 6/01/20) – AGM Insured	6/20 at 100.00	AA (5)	498,870
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2008A:
175	5.000%, 7/01/28 (Pre-refunded 7/01/18)	7/18 at 100.00	AA- (5)	181,150
2,130	5.000%, 7/01/32 (Pre-refunded 7/01/18)	7/18 at 100.00	AA- (5)	2,204,848
3,000	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 5.000%, 6/01/39 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	3,519,360
10	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	11,622
4,000	Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	N/R (5)	3,626,920
500	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010, 5.000%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	AAA (5)	561,305
865	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007, 5.000%, 10/01/23 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (5)	868,088
3,300	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	A (5)	3,646,599
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, MidMichigan Obligated Group, Series 2009A, 5.875%, 6/01/39 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA+ (5)	1,087,060
350	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/25 (Pre-refunded 5/01/19)	5/19 at 100.00	Aa1 (5)	376,915
1,590	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2009W, 6.000%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	A1 (5)	1,742,815
1,200	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa (5)	1,289,412
500	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 (Pre-refunded 7/01/18) – NPFG Insured	7/18 at 100.00	A (5)	518,525
150	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series 2009, 5.125%, 12/01/33 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	AA (5)	164,076
27,760	Total U.S. Guaranteed			29,082,966
	Utilities – 7.8%
1,875	Holland, Michigan, Electric Utility System Revenue Bonds, Series 2014A, 5.000%, 7/01/31	7/21 at 100.00	AA	2,118,937
22      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Refunding Series 2017A:
$ 1,250	5.000%, 7/01/31	7/27 at 100.00	AA-	$1,508,787
1,000	5.000%, 7/01/32	7/27 at 100.00	AA-	1,201,260
525	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A, 5.000%, 7/01/34	7/21 at 100.00	AA-	587,470
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Tender Option Bond Trust 2016-XF0394:
250	15.865%, 7/01/37 (IF) (4)	7/21 at 100.00	AA-	368,200
800	15.865%, 7/01/37 (IF) (4)	7/21 at 100.00	AA-	1,178,240
	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/29	7/26 at 100.00	A	1,183,550
1,230	5.000%, 7/01/32	7/26 at 100.00	A	1,437,280
1,000	5.000%, 7/01/33	7/26 at 100.00	A	1,163,420
3,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	3,186,780
2,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Refunding Series 2011, 5.000%, 1/01/27 – AGM Insured	1/21 at 100.00	AA	2,200,660
1,000	Monroe County Economic Development Corporation, Michigan, Collateralized Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 – FGIC Insured	No Opt. Call	Aa3	1,255,540
14,930	Total Utilities			17,390,124
	Water and Sewer – 9.2%
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding Series 2014:
1,500	5.000%, 1/01/35	1/24 at 100.00	Aa1	1,750,845
800	5.000%, 1/01/39	1/24 at 100.00	Aa1	927,624
350	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement Series 2012, 5.000%, 1/01/32	1/23 at 100.00	Aa1	402,475
2,000	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Refunding Series 2010, 5.000%, 1/01/24	No Opt. Call	Aa1	2,429,460
1,250	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 1/01/41	1/26 at 100.00	AA	1,444,037
	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding Series 2015:
1,000	5.000%, 1/01/33	1/25 at 100.00	AA	1,157,100
1,000	5.000%, 1/01/35	1/25 at 100.00	AA	1,150,620
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1:
1,500	5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	AA	1,700,895
1,220	5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	AA	1,378,539
3,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014D-2, 5.000%, 7/01/27 – AGM Insured	7/24 at 100.00	AA	3,498,090
NUVEEN      23

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 365	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/32	10/22 at 100.00	AAA	$426,324
2,685	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate Refunding Series 2016B, 5.000%, 10/01/25	No Opt. Call	AAA	3,347,497
245	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/24	10/17 at 100.00	AAA	245,843
135	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007, 5.000%, 10/01/23	10/17 at 100.00	AAA	135,478
500	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2011A, 5.000%, 7/01/31 – AGM Insured	8/21 at 100.00	AA	561,400
17,550	Total Water and Sewer			20,556,227

$ 197,695	Total Long-Term Investments (cost $213,357,327)			223,734,018
	Floating Rate Obligations – (2.1)%			(4,700,000)
	Other Assets Less Liabilities – 1.6%			3,566,342
	Net Assets – 100%			$ 222,600,360
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$223,734,018	$ —	$223,734,018
Income Tax Information
The following information is presented on a federal income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2017, the cost of investments was $208,458,479.
24      NUVEEN

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2017, were as follows:
Gross unrealized:
Appreciation	$11,193,983
Depreciation	(619,152)
Net unrealized appreciation (depreciation) of investments	$10,574,831
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rates, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
NUVEEN      25

Nuveen Missouri Municipal Bond Fund
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.7%
	MUNICIPAL BONDS – 98.7%
	Consumer Staples – 2.8%
$ 3,000	Cape Girardeau County Industrial Development Authority, Missouri, Solid Waste Disposal Revenue Bonds, Procter & Gamble Products Company Project, Series 1998, 5.300%, 5/15/28 (Alternative Minimum Tax)	11/17 at 100.00	AA-	$3,007,200
8,840	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)	No Opt. Call	AA-	10,939,235
11,840	Total Consumer Staples			13,946,435
	Education and Civic Organizations – 11.7%
3,000	Callaway County Industrial Development Authority, Missouri, Revenue Bonds, Westminster College Project, Refunding Series 2012C, 5.250%, 8/01/37	8/22 at 100.00	N/R	3,095,460
1,200	Curators of the University of Missouri, System Facilities Revenue Bonds, Refunding Series 2014A, 4.000%, 11/01/33	11/24 at 100.00	AA+	1,304,256
1,000	Lincoln University, Missouri, Auxiliary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 – AGC Insured	11/17 at 100.00	AA	1,003,340
1,025	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	A1	1,134,767
2,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2017A, 5.000%, 6/01/47	6/27 at 100.00	A1	2,292,160
3,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB+	3,302,580
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012:
420	3.000%, 10/01/18	No Opt. Call	BBB-	422,944
575	3.500%, 10/01/22	No Opt. Call	BBB-	595,459
3,470	5.000%, 10/01/33	10/22 at 100.00	BBB-	3,650,891
2,255	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34	10/23 at 100.00	A+	2,541,430
3,870	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2011, 5.250%, 10/01/41	10/21 at 100.00	A-	4,346,591
3,620	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2014, 5.000%, 10/01/39	10/23 at 100.00	A-	4,045,350
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St. Louis Project, Series 2015, 5.000%, 6/15/44	6/25 at 100.00	BBB+	1,079,490
1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University, Series 1999, 6.000%, 10/01/25	10/18 at 103.00	BB+	1,589,475
26      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University, Series 2011A:
$ 2,500	6.500%, 10/01/30	10/18 at 103.00	BB+	$2,655,075
1,300	6.500%, 10/01/35	10/18 at 103.00	BB+	1,377,896
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2015A:
1,500	5.000%, 10/01/38	10/25 at 100.00	AA-	1,739,550
7,000	4.000%, 10/01/42	10/25 at 100.00	AA-	7,339,920
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2017A:
600	4.000%, 10/01/36	4/27 at 100.00	AA-	642,408
1,005	5.000%, 10/01/42	4/27 at 100.00	AA-	1,165,860
6,600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37	11/21 at 100.00	AA+	7,454,832
1,220	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Refunding Series 2017, 4.000%, 4/01/34	4/27 at 100.00	A2	1,295,835
1,000	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.350%, 6/15/32	6/18 at 100.00	N/R	1,001,550
1,000	Saline County Industrial Development Authority, Missouri, First Mortgage Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40	10/23 at 100.00	N/R	998,540
1,175	Southeast Missouri State University, System Facilities Revenue Bonds, Refunding Series 2016A, 3.000%, 4/01/30	4/25 at 100.00	A	1,200,439
860	Truman State University, Missouri, Housing System Revenue Bonds, Refunding Series 2015, 3.750%, 6/01/33	6/23 at 100.00	A1	892,422
53,695	Total Education and Civic Organizations			58,168,520
	Health Care – 20.1%
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
1,455	5.000%, 8/01/29	8/26 at 100.00	A	1,659,064
1,000	5.000%, 8/01/30	8/26 at 100.00	A	1,133,740
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A:
530	3.375%, 6/01/28	6/22 at 100.00	AA-	548,370
4,000	5.000%, 6/01/33	6/22 at 100.00	AA-	4,375,640
1,000	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2016, 5.000%, 6/01/39	6/26 at 100.00	AA-	1,136,380
1,600	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB-	1,700,592
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A:
550	5.000%, 3/01/31	3/27 at 100.00	BBB-	618,084
710	5.000%, 3/01/32	3/27 at 100.00	BBB-	794,838
1,090	Citizens Memorial Hospital District of Polk County, Missouri, Hospital Revenue Bonds, Refunding Series 2012, 5.000%, 8/01/28	8/19 at 100.00	N/R	1,106,949
NUVEEN      27

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Clinton County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Cameron Regional Medical Center, Inc., Series 2017B:
$ 660	4.300%, 12/01/33 (WI/DD, Settling 9/06/17)	12/25 at 100.00	N/R	$669,115
655	4.400%, 12/01/34 (WI/DD, Settling 9/06/17)	12/25 at 100.00	N/R	662,185
385	4.500%, 12/01/35 (WI/DD, Settling 9/06/17)	12/25 at 100.00	N/R	387,348
	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009:
1,120	5.650%, 9/01/22	9/19 at 100.00	BBB-	1,193,349
1,000	5.750%, 9/01/23	9/19 at 100.00	BBB-	1,065,100
800	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2011, 5.500%, 2/15/31	2/21 at 100.00	A-	875,632
	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015:
500	5.000%, 2/15/26	2/24 at 100.00	A-	582,680
1,560	5.000%, 2/15/35	2/24 at 100.00	A-	1,721,632
	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series 2016:
2,555	4.000%, 11/15/33	5/26 at 100.00	A+	2,723,145
4,030	5.000%, 11/15/34	5/26 at 100.00	A+	4,630,027
4,335	5.000%, 11/15/35	5/26 at 100.00	A+	4,962,578
480	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds The Childrens Mercy Hospital, Series 2009, 5.625%, 5/15/39	5/19 at 100.00	A+	513,461
1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2014, 5.000%, 1/01/44	1/24 at 100.00	AA	1,112,100
2,750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	2,838,165
3,870	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2013C, 4.000%, 1/01/50 (Mandatory Put 1/01/46)	7/26 at 100.00	AA	3,994,962
2,160	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2011, 5.000%, 11/01/27	11/20 at 100.00	Baa1	2,350,404
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A:
1,450	5.000%, 11/15/44	11/23 at 100.00	A2	1,597,494
2,970	5.000%, 11/15/48	11/23 at 100.00	A2	3,267,832
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2015A:
2,200	5.000%, 11/15/32	11/25 at 100.00	A2	2,542,078
2,400	5.000%, 11/15/39	11/25 at 100.00	A2	2,700,264
3,035	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/37	2/22 at 100.00	A1	3,327,483
2,300	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F, 4.250%, 11/15/48	11/24 at 100.00	AA-	2,396,347
28      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Anthony's Medical Center, Series 2015B, 5.000%, 2/01/45	8/25 at 100.00	AA-	$1,124,230
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25	12/21 at 100.00	A+	2,259,060
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal and Presbyterian Hospitals, Series 2015B:
500	3.500%, 12/01/32	6/25 at 100.00	A+	520,675
2,000	5.000%, 12/01/33	6/25 at 100.00	A+	2,328,780
500	3.625%, 12/01/34	6/25 at 100.00	A+	519,695
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A:
2,000	5.000%, 6/01/31	6/24 at 100.00	AA-	2,296,660
1,000	4.000%, 6/01/32	6/24 at 100.00	AA-	1,066,960
	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, Saint Luke's Health System, Series 2010A:
550	5.250%, 11/15/25	11/20 at 100.00	A+	611,699
2,540	5.000%, 11/15/30	11/20 at 100.00	A+	2,755,290
1,000	5.000%, 11/15/40	11/20 at 100.00	A+	1,069,820
3,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2016, 4.000%, 5/15/34	5/26 at 100.00	A+	3,162,300
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
1,845	0.000%, 9/01/17 – NPFG Insured	No Opt. Call	A	1,845,000
3,005	0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A	2,792,336
4,025	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A	3,643,148
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System, Series 2010B:
1,500	5.000%, 6/01/30	6/20 at 100.00	AA-	1,610,565
3,040	5.000%, 6/01/34	6/20 at 100.00	AA-	3,249,851
1,460	Missouri Health and Educational Facilities Authority, Revenue Refunding Bonds, CoxHealth Systems Inc., Series 2008A, 5.500%, 11/15/39	11/18 at 100.00	A2	1,521,408
1,500	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016, 5.000%, 11/15/46	11/25 at 100.00	N/R	1,519,035
4,780	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Fitzgibbon Memorial Hospital Inc., Series 2010, 5.600%, 12/01/28	12/20 at 100.00	BBB-	5,199,875
1,260	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB-	1,332,097
92,655	Total Health Care			99,615,522
	Housing/Multifamily – 0.5%
1,290	Kansas City Industrial Development Authority, Missouri, GNMA Collateralized Multifamily Housing Revenue Bonds, Grand Boulevard Lofts Project, Series 2009A, 5.300%, 11/20/49	11/19 at 100.00	Aa1	1,386,789
NUVEEN      29

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$ 1,000	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%, 7/01/45	7/23 at 100.00	AA+	$ 1,059,520
2,290	Total Housing/Multifamily			2,446,309
	Housing/Single Family – 0.6%
775	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2015B-2, 3.800%, 11/01/34	5/25 at 100.00	AA+	801,459
2,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2017A-2, 3.800%, 11/01/37	11/26 at 100.00	AA+	2,070,140
2,775	Total Housing/Single Family			2,871,599
	Long-Term Care – 7.4%
3,110	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Refunding Series 2016, 4.000%, 5/01/33	5/25 at 100.00	N/R	3,074,173
750	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Series 2013, 4.500%, 5/01/28	5/18 at 100.00	N/R	751,260
2,000	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series 2007F, 5.750%, 5/15/31	11/17 at 100.00	BBB-	2,005,840
900	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/37	5/27 at 100.00	BB	953,271
	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A:
1,500	5.125%, 8/15/26	11/17 at 100.00	BB+	1,503,015
2,525	5.125%, 8/15/32	11/17 at 100.00	BB+	2,528,888
2,000	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2014A, 5.250%, 8/15/39	8/24 at 100.00	BB+	2,110,060
1,625	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Senior Lien Series 2010, 5.500%, 2/01/42	2/20 at 100.00	BBB	1,714,310
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011:
1,025	5.750%, 2/01/31	2/21 at 100.00	BBB	1,135,198
2,750	6.000%, 2/01/41	2/21 at 100.00	BBB	3,027,200
1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A, 5.000%, 2/01/44	2/24 at 100.00	BBB	1,602,480
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A:
700	5.000%, 2/01/36	2/26 at 100.00	BBB	776,496
1,000	5.000%, 2/01/46	2/26 at 100.00	BBB	1,093,250
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B:
700	5.000%, 2/01/34	2/26 at 100.00	BBB	768,460
2,100	5.000%, 2/01/46	2/26 at 100.00	BBB	2,259,642
850	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	BBB-	874,208
30      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012:
$ 550	5.000%, 9/01/32	9/22 at 100.00	A-	$596,733
1,690	5.000%, 9/01/42	9/22 at 100.00	A-	1,804,565
2,570	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	A-	2,911,116
	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A:
700	5.375%, 9/01/21	9/17 at 100.00	BBB-	701,337
4,100	5.500%, 9/01/28	9/17 at 100.00	BBB-	4,105,453
350	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	371,228
34,995	Total Long-Term Care			36,668,183
	Tax Obligation/General – 9.6%
	Belton, Missouri, General Obligation Bonds, Refunding & Improvement Series 2011:
1,120	5.000%, 3/01/29	3/21 at 100.00	AA-	1,260,538
1,245	5.000%, 3/01/30	3/21 at 100.00	AA-	1,399,629
1,010	4.750%, 3/01/31	3/21 at 100.00	AA-	1,102,011
850	Blue Springs, Missouri, General Obligation Bonds, South Area Neighborhood Improvement, Refunding Series 2009, 5.000%, 2/15/29	2/19 at 100.00	AA-	898,195
2,000	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, School Building Series 2012, 4.375%, 3/01/32	3/22 at 100.00	A+	2,141,500
1,000	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2014, 5.000%, 3/01/33	3/22 at 100.00	AA-	1,147,990
3,745	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35	3/23 at 100.00	AA-	3,937,455
	Clay County Reorganized School District R-II Smithville, Missouri, General Obligation Bonds, Refunding Series 2015:
2,000	4.000%, 3/01/35	3/27 at 100.00	AA+	2,169,420
1,160	4.000%, 3/01/36	3/27 at 100.00	AA+	1,253,276
3,000	Columbia School District, Boone County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35	3/25 at 100.00	Aa1	3,239,910
	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015:
1,500	4.000%, 3/01/31	3/24 at 100.00	AA+	1,642,695
1,000	4.000%, 3/01/32	3/24 at 100.00	AA+	1,090,730
2,000	Hazelwood School District, St Louis County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2013A, 5.000%, 3/01/33	3/23 at 100.00	AA+	2,303,160
1,000	Independence School District, Jackson County, Missouri, General Obligation Bonds, Refunding Series 2016, 4.000%, 3/01/30	3/26 at 100.00	AA+	1,117,080
1,045	Independence School District, Jackson County, Missouri, General Obligation Bonds, Series 2010, 5.000%, 3/01/27	3/20 at 100.00	AA+	1,145,100
1,000	Jackson County Consolidated School District 2, Raytown, Missouri, General Obligation Bonds, Series 2014, 5.000%, 3/01/32	3/24 at 100.00	AA+	1,176,010
NUVEEN      31

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 160	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, Refunding & Improvement Series 2009A, 4.750%, 3/01/26	3/19 at 100.00	AA-	$168,818
500	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2013A, 5.000%, 3/01/31	3/21 at 100.00	AA-	560,460
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, School Building Series 2008, 4.750%, 3/01/27	3/18 at 100.00	Aa1	1,018,980
5,000	Kansas City, Missouri, General Obligation Bonds, Improvement & Refunding Series 2012A, 4.500%, 2/01/26	2/22 at 100.00	AA	5,697,200
500	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Refunding & Improvement Series 2014, 4.000%, 3/01/32	3/24 at 100.00	AA+	545,365
1,240	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Series 2007, 5.000%, 3/01/27	3/18 at 100.00	AA+	1,265,073
1,000	Osage School Lake Ozark, Missouri, General Obligation Bonds, School Building Series 2014B, 5.000%, 3/01/34	3/24 at 100.00	AA-	1,138,830
1,500	Ozark Reorganized School District 6, Christian County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/34	3/23 at 100.00	AA+	1,597,470
200	Platte County R-III School District Building Corporation, Missouri, Leasehold Refunding and Improvement Revenue Bonds, Series 2008, 5.000%, 3/01/28	3/18 at 100.00	AA-	204,026
1,200	Poplar Bluff R-I School District, Butler County, Missouri, Lease Certificates of Participation, Series 2014, 5.000%, 3/01/33 – AGM Insured	3/24 at 100.00	AA	1,366,596
850	Saint Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Refunding Series 2017A, 4.000%, 3/01/30	3/26 at 100.00	AA	947,444
2,500	Saint Louis Special Administrative Board of the Transitional School District, Missouri, General Obligation Bonds, St Louis Public Schools, Missouri Direct Deposit Program, Series 2011B, 4.000%, 4/01/25	4/21 at 100.00	AA+	2,717,025
	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, Series 2013:
1,000	5.000%, 3/01/32	3/23 at 100.00	AA+	1,154,950
1,000	5.000%, 3/01/33	3/23 at 100.00	AA+	1,151,580
1,710	Wentzville School District R-04, Saint Charles County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2009A, 0.000%, 3/01/26	3/19 at 66.11	AA+	1,108,832
44,035	Total Tax Obligation/General			47,667,348
	Tax Obligation/Limited – 19.5%
4,930	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/33	10/22 at 100.00	AA+	5,725,505
2,000	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 4.750%, 6/01/30	6/24 at 100.00	N/R	2,019,760
1,975	Cass County, Missouri, Certificates of Participation, Refunding Series 2010, 4.000%, 5/01/22	5/20 at 100.00	A	2,090,439
2,000	Conley Road Transportation District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 5.125%, 5/01/41	5/25 at 100.00	N/R	2,035,580
365	Excelsior Springs Community Center, Missouri, Sales Tax Revenue Bonds, Series 2014, 4.000%, 3/01/28 – AGM Insured	3/23 at 100.00	AA	393,915
32      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 500	Franklin County Industrial Development Authority, Missouri, Sales Tax Refunding Revenue Bonds, Phoenix Center II Community Improvement District Project, Series 2013A, 5.000%, 11/01/37	11/20 at 100.00	N/R	$510,050
1,685	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28	11/17 at 100.00	N/R	1,348,017
530	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	555,737
1,850	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	1,928,070
	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014:
3,500	5.000%, 12/30/29	12/23 at 100.00	A+	4,071,865
4,090	5.000%, 12/30/31	12/23 at 100.00	A+	4,729,431
1,000	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 3.625%, 3/01/33	3/21 at 100.00	N/R	940,750
	Harrisonville, Missouri, Annual Appropriation-Supported Tax Increment and Sales Tax Revenue Bonds, Harrisonville Towne Center Project, Series 2007:
340	4.375%, 11/01/17	No Opt. Call	A+	340,847
715	4.500%, 11/01/22	11/17 at 100.00	A+	717,038
1,745	Howard Bend Levee District, Missouri, Levee District Improvement Bonds, Series 2005, 5.500%, 3/01/26 – SYNCORA GTY Insured	No Opt. Call	BBB-	2,005,075
	Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 2013B:
820	4.875%, 3/01/33	3/23 at 100.00	BB+	846,527
885	5.000%, 3/01/38	3/23 at 100.00	BB+	915,931
925	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32	9/21 at 100.00	AA-	1,002,959
1,350	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 4.250%, 4/01/26	No Opt. Call	N/R	1,299,132
1,200	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014, 4.250%, 3/01/23	No Opt. Call	N/R	1,292,304
2,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA-	1,526,360
2,295	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	11/17 at 100.00	N/R	2,258,923
	Kansas City, Missouri, Special Obligation Bonds, Downtown Arena Project, Refunding & Improvement Series 2016E:
1,775	4.000%, 4/01/36	4/25 at 100.00	AA-	1,877,258
1,500	5.000%, 4/01/40	4/25 at 100.00	AA-	1,695,570
1,750	Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment District, Series 2014C, 5.000%, 9/01/33	9/23 at 100.00	AA-	2,011,275
1,025	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2012A, 5.000%, 3/01/26	3/22 at 100.00	AA-	1,164,769
NUVEEN      33

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2017B:
$ 360	4.000%, 10/01/30	10/27 at 100.00	AA-	$398,466
2,500	5.000%, 9/01/31	9/27 at 100.00	AA-	2,998,550
235	3.625%, 10/01/32	10/27 at 100.00	AA-	248,322
1,000	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	10/17 at 100.00	NA	916,678
1,158	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	10/17 at 100.00	N/R	166,875
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
1,195	5.750%, 6/01/35	6/25 at 100.00	N/R	1,199,027
785	6.000%, 6/01/46	6/25 at 100.00	N/R	789,985
1,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Saint Joseph Sewerage System Improvement Project, Series 2011E, 5.375%, 5/01/36	5/20 at 100.00	A+	1,094,480
1,000	Missouri Development Finance Board, Missouri, Annual Appropriation Revenue Bonds, Fulton State Hospital Project, Series 2014, 3.000%, 10/01/26	10/22 at 100.00	AA+	1,052,680
1,000	Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee District Bonds, Refunding Series 2015, 5.000%, 3/01/40	3/24 at 100.00	A	1,105,500
55	Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee District Improvement Bonds, Series 1999, 5.750%, 3/01/19 – NPFG Insured	9/17 at 100.00	A	55,215
1,000	Oak Grove, Missouri, Refunding and Improvement Certificates of Participation Series 2012, 5.000%, 1/01/33	1/22 at 100.00	Baa1	1,036,150
3,535	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 5.000%, 5/01/23	11/17 at 100.00	N/R	3,534,753
570	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.750%, 12/01/42	12/22 at 100.00	BBB	595,245
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
15,780	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	A	4,107,061
8,935	0.000%, 8/01/42 – FGIC Insured	No Opt. Call	A	2,199,261
540	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	562,324
1,000	Raytown, Missouri, Annual Appropriation Supported Tax Increment and Sales Tax Revenue Bonds, Raytown Live Redevelopment Project Area 1, Series 2007, 5.125%, 12/01/31	12/17 at 100.00	A+	1,003,070
1,700	Riverside Industrial Development Authority, Missouri, Industrial Development Revenue Bonds, Riverside Horizon, Series 2007A, 5.000%, 5/01/27 – ACA Insured	11/17 at 100.00	A	1,705,576
1,075	Saint Charles, Missouri, Certificates of Participation, Series 2017, 4.000%, 4/01/29	4/26 at 100.00	Aa3	1,185,112
1,625	Saint Louis Community College District, Saint Louis County, Missouri, Certificates of Participation, Series 2017, 4.000%, 4/01/36 (WI/DD, Settling 9/12/17)	4/27 at 100.00	AA	1,738,165
250	Saint Louis County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Chesterfield Blue Valley Community Improvement District Project, Series 2014A, 5.250%, 7/01/44	7/24 at 100.00	N/R	253,793
34      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,030	Saint Louis County Industrial Development Authority, Missouri, Transportation Development Revenue Bonds, University Place Transportation Development District Project, Refunding Series 2015, 4.000%, 3/01/32	3/22 at 100.00	N/R	$996,916
1,875	Saint Louis County Special School District, Missouri, Certificates of Participation Lease, Series 2014B, 4.000%, 4/01/28	4/22 at 100.00	AA	2,006,137
	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2009A:
1,000	0.000%, 7/15/26 – AGC Insured	No Opt. Call	AA	774,640
1,000	0.000%, 7/15/27 – AGC Insured	No Opt. Call	AA	742,870
1,000	0.000%, 7/15/28 – AGC Insured	No Opt. Call	AA	707,530
1,000	0.000%, 7/15/29 – AGC Insured	No Opt. Call	AA	677,850
	Scenic Regional Library District, Missouri, Certificates of Participation, Series 2017:
505	4.000%, 4/01/29	4/25 at 100.00	A	549,475
345	4.000%, 4/01/30	4/25 at 100.00	A	373,045
565	4.000%, 4/01/32	4/25 at 100.00	A	604,640
585	4.000%, 4/01/33	4/25 at 100.00	A	623,587
2,600	Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017A, 4.000%, 7/01/36	7/27 at 100.00	Aa2	2,796,950
4,300	Springfield, Missouri, Special Obligation Bonds, Sewer System Improvements Project, Series 2015, 4.000%, 4/01/35	4/25 at 100.00	Aa2	4,577,608
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
660	5.375%, 11/01/24	11/17 at 100.00	N/R	660,587
1,610	5.500%, 11/01/27	11/17 at 100.00	N/R	1,611,175
1,850	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.500%, 11/01/27	11/17 at 100.00	N/R	1,852,608
1,285	Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 4.500%, 6/01/36	6/26 at 100.00	BBB	1,346,487
	Wentzville School District R-04, Saint Charles County, Missouri, Certificates of Participation, Series 2015:
1,700	3.375%, 4/01/29	4/24 at 100.00	Aa3	1,768,527
600	3.500%, 4/01/32	4/24 at 100.00	Aa3	619,602
112,558	Total Tax Obligation/Limited			96,539,609
	Transportation – 2.8%
665	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.500%, 10/01/33 – AGM Insured	10/23 at 100.00	AA	783,084
2,000	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Series 2009A-2, 6.125%, 7/01/24	7/19 at 100.00	A-	2,179,760
	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Series 2017D:
1,200	5.000%, 7/01/34 – AGM Insured (Alternative Minimum Tax)	7/27 at 100.00	AA	1,400,796
900	5.000%, 7/01/35 – AGM Insured (Alternative Minimum Tax)	7/27 at 100.00	AA	1,046,439
1,000	5.000%, 7/01/36 – AGM Insured (Alternative Minimum Tax)	7/27 at 100.00	AA	1,159,940
NUVEEN      35

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 3,500	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2012, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/22 at 100.00	A-	$3,837,400
3,210	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005, 5.500%, 7/01/18 – NPFG Insured	No Opt. Call	A	3,330,632
12,475	Total Transportation			13,738,051
	U.S. Guaranteed – 10.8% (4)
375	Belton, Missouri, Certificates of Participation, Series 2008, 5.250%, 3/01/29 (Pre-refunded 3/01/18)	3/18 at 100.00	A+ (4)	383,374
2,025	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Series 2008, 5.625%, 8/01/38 (Pre-refunded 8/01/18)	8/18 at 100.00	A (4)	2,113,573
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2009A:
250	5.125%, 6/01/23 (Pre-refunded 6/01/19)	6/19 at 100.00	AA- (4)	268,415
200	5.125%, 6/01/24 (Pre-refunded 6/01/19)	6/19 at 100.00	AA- (4)	214,732
500	5.500%, 6/01/29 (Pre-refunded 6/01/19)	6/19 at 100.00	AA- (4)	540,080
4,170	5.750%, 6/01/39 (Pre-refunded 6/01/19)	6/19 at 100.00	AA- (4)	4,522,323
1,500	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 6.000%, 3/01/39 (Pre-refunded 3/01/18)	3/18 at 100.00	BBB (4)	1,539,255
	Clinton County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Cameron Regional Medical Center, Series 2007B:
1,250	5.000%, 12/01/32 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	1,263,237
4,995	5.000%, 12/01/37 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	5,047,897
	Columbia, Missouri, Special Obligation Electric Utility Improvement Bonds, Annual Appropriation Obligation, Series 2008A:
400	5.000%, 10/01/21 (Pre-refunded 10/01/17)	10/17 at 100.00	AA (4)	401,448
500	5.125%, 10/01/30 (Pre-refunded 10/01/17)	10/17 at 100.00	AA (4)	501,860
1,000	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2007A, 5.000%, 11/01/33 (Pre-refunded 11/01/17)	11/17 at 100.00	AA+ (4)	1,007,210
270	Independence School District, Jackson County, Missouri, General Obligation Bonds, Series 2010, 5.000%, 3/01/27 (Pre-refunded 3/01/20)	3/20 at 100.00	N/R (4)	295,966
1,840	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, Refunding & Improvement Series 2009A, 4.750%, 3/01/26 (Pre-refunded 3/01/19)	3/19 at 100.00	AA- (4)	1,942,672
745	Jefferson County Consolidated Public Water Supply District C1, Missouri, Waterworks Revenue Bonds, Refunding Series 2010, 4.125%, 12/01/24 (Pre-refunded 12/01/17)	12/17 at 100.00	AA (4)	751,333
335	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Maincor Project, Series 2007A, 5.250%, 3/01/18 (ETM)	No Opt. Call	N/R (4)	341,392
1,185	Missouri Development Finance Board, Research Facility Revenue Bonds, Midwest Research Institute Project, Series 2007, 5.000%, 11/01/17 (ETM)	No Opt. Call	N/R (4)	1,193,544
915	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2008A, 5.750%, 1/01/29 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (4)	974,814
1,625	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Ranken Technical College, Series 2011, 5.125%, 11/01/31 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (4)	1,770,730
36      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 2,330	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds The Childrens Mercy Hospital, Series 2009, 5.625%, 5/15/39 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	$2,515,911
2,000	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, Saint Luke's Health System, Series 2003B, 5.500%, 11/15/32 (Pre-refunded 11/15/18) – AGM Insured	11/18 at 100.00	AA (4)	2,112,660
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
1,000	0.000%, 9/01/17 – NPFG Insured (ETM)	No Opt. Call	A (4)	1,000,000
1,800	0.000%, 9/01/21 – NPFG Insured (ETM)	No Opt. Call	A (4)	1,702,746
2,385	0.000%, 9/01/22 – NPFG Insured (ETM)	No Opt. Call	A (4)	2,210,704
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System, Series 2008A, 5.000%, 6/01/36 (Pre-refunded 6/01/18)	6/18 at 100.00	AA- (4)	1,031,510
3,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2008A, 5.375%, 3/15/39 (Pre-refunded 3/15/18)	3/18 at 100.00	AA+ (4)	3,074,490
2,400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 5.000%, 4/01/36 (Pre-refunded 4/01/21)	4/21 at 100.00	A2 (4)	2,732,520
5,820	Missouri Health and Educational Facilities Authority, Revenue Refunding Bonds, CoxHealth Systems Inc., Series 2008A, 5.500%, 11/15/39 (Pre-refunded 11/15/18)	11/18 at 100.00	N/R (4)	6,149,296
30	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2008A-1, 5.300%, 3/01/39 (Pre-refunded 9/01/17) (Alternative Minimum Tax)	9/17 at 100.00	AA+ (4)	30,000
2,025	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Series 2009A, 6.000%, 1/01/39 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	2,163,226
1,690	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured (ETM)	11/17 at 100.00	N/R (4)	1,916,037
3,290	Wentzville School District R-04, Saint Charles County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2009A, 0.000%, 3/01/26 (Pre-refunded 3/01/19)	3/19 at 66.11	N/R (4)	2,142,777
52,850	Total U.S. Guaranteed			53,855,732
	Utilities – 5.2%
425	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, City of Independence, Missouri, Annual Appropriation Electric System Revenue Bonds -- Dogwood Project, Series 2012A, 5.000%, 6/01/26	6/22 at 100.00	AA	478,384
700	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, Independence Electric System Projects, Series 2016D, 4.000%, 6/01/41	6/26 at 100.00	A	725,620
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
3,300	5.000%, 1/01/31	1/24 at 100.00	A2	3,809,619
1,755	5.000%, 1/01/32	1/24 at 100.00	A2	2,020,444
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2015A:
1,125	5.000%, 12/01/35	6/25 at 100.00	A2	1,292,085
650	5.000%, 12/01/37	6/25 at 100.00	A2	740,233
NUVEEN      37

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
$ 2,885	5.000%, 1/01/32	1/25 at 100.00	A	$3,305,085
1,450	5.000%, 1/01/34	1/25 at 100.00	A	1,648,766
2,500	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	2,645,200
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2012:
2,200	5.000%, 1/01/32	1/21 at 100.00	A2	2,385,064
2,000	5.000%, 1/01/37	1/21 at 100.00	A2	2,154,240
	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue Bonds, Refunding Series 2016A:
570	4.000%, 12/01/33 – BAM Insured	6/26 at 100.00	AA	609,484
1,415	5.000%, 12/01/34	6/26 at 100.00	A2	1,643,126
245	4.000%, 12/01/35 – BAM Insured	6/26 at 100.00	AA	259,847
2,000	Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015, 4.000%, 8/01/31	8/25 at 100.00	AA+	2,211,200
23,220	Total Utilities			25,928,397
	Water and Sewer – 7.7%
	Camden County Public Water Supply District 4, Missouri, Certificates of Participation, Series 2017:
670	3.500%, 1/01/32	1/25 at 100.00	BBB+	664,754
720	4.000%, 1/01/42	1/25 at 100.00	BBB+	699,221
1,430	5.000%, 1/01/47	1/25 at 100.00	BBB+	1,508,864
725	Cape Girardeau, Missouri, Waterworks System Refunding Revenue Bonds, Series 2012A, 3.375%, 1/01/26	1/20 at 100.00	A+	744,843
3,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 – BAM Insured	3/23 at 100.00	AA	3,187,050
890	Franklin County Public Water Supply District 3, Missouri, Certificates of Participation, Series 2017, 3.750%, 12/01/47	12/24 at 100.00	A+	894,459
1,370	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A-	1,461,927
1,660	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,791,389
5,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Refunding & Improvement Series 2016A, 4.000%, 1/01/40	1/25 at 100.00	AA	5,316,600
2,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Series 2009A, 5.250%, 1/01/34	1/19 at 100.00	AA	2,105,960
500	Kansas City, Missouri, Water Revenue Bonds, Refunding & Improvement Series 2009A, 5.250%, 12/01/32	12/18 at 100.00	AA+	525,780
1,980	Kansas City, Missouri, Water Revenue Bonds, Series 2017A, 3.250%, 12/01/34	12/26 at 100.00	AA+	2,034,470
1,200	Lincoln County Public Water Supply District 1, Missouri, Certificates of Participation, Series 2016, 4.000%, 7/01/31	7/22 at 100.00	A	1,251,108
38      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 875	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding & Improvement Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	AAA	$1,025,133
4,665	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2012A, 5.000%, 5/01/42	5/22 at 100.00	AAA	5,307,790
2,000	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015, 5.000%, 1/01/40	1/25 at 100.00	Aa3	2,267,100
470	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2001C, 5.000%, 7/01/23	1/18 at 100.00	Aaa	471,659
45	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2005C, 4.750%, 7/01/23	1/18 at 100.00	Aaa	45,149
85	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2008A, 5.750%, 1/01/29	1/19 at 100.00	Aaa	90,251
2,070	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006, 5.000%, 1/01/37	1/18 at 100.00	N/R	2,073,250
1,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refunding Series 2016B, 3.250%, 12/01/34	12/22 at 100.00	AA	1,006,780
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refunding Series 2016C:
285	4.000%, 12/01/31	12/25 at 100.00	AA	304,391
1,465	5.000%, 12/01/32	12/17 at 100.00	AA	1,705,582
1,500	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2015, 4.125%, 12/01/38	12/21 at 100.00	AA	1,554,060
35,605	Total Water and Sewer			38,037,570

$ 478,993	Total Long-Term Investments (cost $461,815,598)			489,483,275

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.0%
	MUNICIPAL BONDS – 0.0%
	Education and Civic Organizations – 0.0%
$ 200	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Louis University, Variable Rate Demand Obligations, Series 2008B-2, 0.810%, 10/01/35 (5)	11/17 at 100.00	A-1+	$ 200,000
$ 200	Total Short-Term Investments (cost $200,000)			200,000
	Total Investments (cost $462,015,598) – 98.7%			489,683,275
	Other Assets Less Liabilities – 1.3%			6,466,857
	Net Assets – 100%			$ 496,150,132
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market
NUVEEN      39

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$489,483,275	$ —	$489,483,275
Short-Term Investments:
Municipal Bonds	—	200,000	—	200,000
Total	$ —	$489,683,275	$ —	$489,683,275
Income Tax Information
The following information is presented on a federal income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2017, the cost of investments was $461,063,435.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2017, were as follows:
Gross unrealized:
Appreciation	$30,540,188
Depreciation	(1,920,348)
Net unrealized appreciation (depreciation) of investments	$28,619,840
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
ETM	Escrowed to maturity.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
40      NUVEEN

Nuveen Ohio Municipal Bond Fund
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.6%
	MUNICIPAL BONDS – 98.6%
	Consumer Staples – 2.9%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
$ 17,315	5.125%, 6/01/24	11/17 at 100.00	B-	$16,399,729
1,000	5.875%, 6/01/47	11/17 at 100.00	B-	959,520
18,315	Total Consumer Staples			17,359,249
	Education and Civic Organizations – 8.9%
	Hamilton County, Ohio, Economic Development Revenue Bonds, King Highland Community Urban Redevelopment Corporation - University of Cincinnati, Lessee Project, Refunding Series 2015:
1,320	5.000%, 6/01/32 – BAM Insured	6/25 at 100.00	AA	1,523,980
2,680	5.000%, 6/01/35 – BAM Insured	6/25 at 100.00	AA	3,060,024
2,000	Kent State University, Ohio, General Receipts Bonds, Series 2016, 5.000%, 5/01/21	No Opt. Call	Aa3	2,277,740
2,465	Miami University of Ohio, General Receipts Bonds, Refunding Series 2014, 5.000%, 9/01/30	9/24 at 100.00	AA	2,883,779
	Miami University of Ohio, General Receipts Bonds, Refunding Series 2017:
880	5.000%, 9/01/35	9/26 at 100.00	AA	1,036,147
2,915	5.000%, 9/01/41	9/26 at 100.00	AA	3,399,356
1,925	Miami University of Ohio, General Receipts Bonds, Series 2011, 5.000%, 9/01/36	9/21 at 100.00	AA	2,172,035
625	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 1990B, 6.500%, 10/01/20	No Opt. Call	AA-	673,444
	Ohio Higher Education Facilities Commission, Revenue Bonds, Denison University Project, Series 2017A:
2,100	5.000%, 11/01/42	5/27 at 100.00	AA	2,455,845
1,500	5.250%, 11/01/46	5/27 at 100.00	AA	1,793,850
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project, Series 2012:
1,140	5.000%, 11/01/27	5/22 at 100.00	AA	1,328,955
1,000	5.000%, 11/01/30	5/22 at 100.00	AA	1,159,850
645	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding Series 2009, 5.375%, 12/01/29	12/18 at 100.00	A+	679,024
1,250	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Tender Option Bond Trust 2016-XG0069, 14.892%, 12/01/43 (IF) (4)	12/22 at 100.00	A+	1,911,200
500	Ohio Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds, Xavier University Project, Series 2010, 5.000%, 5/01/40	5/20 at 100.00	A3	538,845
2,500	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	A+	2,831,725
NUVEEN      41

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Ohio State University, General Receipts Bonds, Series 2014A:
$ 4,820	5.000%, 12/01/34	12/24 at 100.00	Aa1	$5,744,620
5,000	5.000%, 12/01/39	12/24 at 100.00	Aa1	5,900,250
1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/39	12/22 at 100.00	Aa3	1,138,520
	Shawnee State University, Ohio, General Receipts Bonds, Series 2016:
1,120	5.000%, 6/01/28 – BAM Insured	6/26 at 100.00	AA	1,342,365
1,180	5.000%, 6/01/29 – BAM Insured	6/26 at 100.00	AA	1,403,457
1,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	1,044,750
1,740	University of Cincinnati, Ohio, General Receipts Bonds, Series 2016A, 5.000%, 6/01/30	6/26 at 100.00	AA-	2,090,140
2,000	University of Cincinnati, Ohio, General Receipts Bonds, Series 2016C, 5.000%, 6/01/46	6/26 at 100.00	AA-	2,305,740
2,000	Wright State University, Ohio, General Receipts Bonds, Series 2011A, 5.000%, 5/01/31 – BAM Insured	5/21 at 100.00	AA	2,201,360
45,305	Total Education and Civic Organizations			52,897,001
	Health Care – 11.5%
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010A:
250	5.000%, 6/01/38	6/20 at 100.00	AA-	268,018
3,050	5.250%, 6/01/38	6/20 at 100.00	AA-	3,297,660
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
750	5.500%, 11/01/22	11/20 at 100.00	A	847,605
2,760	5.500%, 11/01/40	11/20 at 100.00	A	3,053,995
850	Butler County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Series 2011, 5.625%, 4/01/41	4/21 at 100.00	A+	933,436
3,985	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017, 5.000%, 12/01/47	12/27 at 100.00	A-	4,513,252
1,600	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Baa2	1,703,120
10,300	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	AA+	11,256,870
1,000	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017OH, 4.000%, 12/01/46	6/27 at 100.00	AA-	1,040,960
470	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series 2011A, 6.250%, 12/01/34	6/21 at 100.00	A2	533,234
120	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.625%, 8/15/29	8/18 at 100.00	A3	124,649
	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2008D:
400	5.000%, 11/15/38	11/18 at 100.00	AA-	414,456
305	5.125%, 11/15/40	11/18 at 100.00	AA-	316,288
3,240	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA-	3,750,203
42      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 930	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	$1,005,330
5,410	Montgomery County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Kettering Medical Center, Series 1996, 6.250%, 4/01/20 – NPFG Insured	No Opt. Call	A+	5,751,209
490	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009A, 5.000%, 5/01/39	5/19 at 100.00	BBB+	506,444
1,855	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/32	11/17 at 100.00	BBB+	1,859,563
2,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/44	2/23 at 100.00	BB+	2,089,140
2,480	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA	2,671,431
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2013A:
1,465	5.000%, 1/15/28	1/23 at 100.00	A	1,661,193
4,390	5.000%, 1/15/29	1/23 at 100.00	A	4,954,247
1,630	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center, Refunding Series 2016, 5.000%, 2/15/32	2/26 at 100.00	A2	1,890,327
	State of Ohio, Hospital Refunding Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2017A:
2,235	5.000%, 1/01/30	1/28 at 100.00	AA	2,763,935
1,675	5.000%, 1/01/32	1/28 at 100.00	AA	2,042,260
	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
3,500	5.000%, 12/01/37	12/22 at 100.00	Baa3	3,660,685
5,500	5.000%, 12/01/42	12/22 at 100.00	Baa3	5,715,545
62,640	Total Health Care			68,625,055
	Housing/Multifamily – 1.3%
795	Clark County, Ohio, Multifamily Housing Revenue Bonds, Church of God Retirement Home, Series 1998, 6.250%, 11/01/30 (Alternative Minimum Tax)	11/17 at 100.00	N/R	795,414
1,805	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)	10/17 at 103.00	Aa1	1,862,886
2,175	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)	9/17 at 102.00	Aa1	2,220,936
3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aa1	3,067,350
7,775	Total Housing/Multifamily			7,946,586
	Housing/Single Family – 0.1%
370	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2009C, 5.200%, 9/01/29	9/18 at 100.00	Aaa	378,280
	Industrials – 1.0%
435	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland Christian Home Project, Series 2002C, 5.950%, 5/15/22	11/17 at 100.00	BBB+	436,592
NUVEEN      43

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials (continued)
	Ohio State, Economic Development Revenue Bonds, Ohio Enterprise Bond Fund, Shearer's Foods Inc. Project, Series 2009-5:
$ 1,455	5.000%, 6/01/22	12/19 at 100.00	AA+	$1,581,672
1,645	5.000%, 12/01/24	12/19 at 100.00	AA+	1,786,684
1,600	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21	No Opt. Call	Baa1	1,917,680
5,135	Total Industrials			5,722,628
	Long-Term Care – 0.8%
1,505	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/20 at 100.00	BBB-	1,624,046
3,080	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB-	3,301,082
4,585	Total Long-Term Care			4,925,128
	Tax Obligation/General – 13.4%
1,180	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, General Obligation Bonds, Series 2005B, 0.000%, 12/01/33 – NPFG Insured	No Opt. Call	Aa3	730,845
	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Refunding Classroom Facilities Construction & Improvement Series 2006:
535	5.250%, 12/01/19 – FGIC Insured	No Opt. Call	Aa2	586,189
380	5.250%, 12/01/27 – FGIC Insured	No Opt. Call	Aa2	482,159
300	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Refunding School Improvement Series 2010, 5.250%, 6/01/21	6/20 at 100.00	Aa2	334,668
1,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding Series 2006, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA+	739,950
2,000	Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2016-1, 5.000%, 7/01/26	No Opt. Call	AAA	2,534,540
5,000	Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2016-3, 5.000%, 2/15/28	2/27 at 100.00	AAA	6,282,200
5,000	Columbus, Ohio, General Obligation Bonds, Series 2015A, 5.000%, 7/01/25	No Opt. Call	AAA	6,251,150
300	Cuyahoga County, Ohio, Limited Tax General Obligation Bonds, Series 1993, 5.650%, 5/15/18	No Opt. Call	AAA	309,102
	Dublin, Ohio, General Obligation Bonds, Limited Tax Various Purpose Series 2015:
1,000	5.000%, 12/01/23	No Opt. Call	Aaa	1,222,110
450	5.000%, 12/01/24	No Opt. Call	Aaa	559,606
6,000	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/24	12/23 at 100.00	AAA	7,319,640
4,225	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/31	12/25 at 100.00	AAA	5,116,475
1,000	Gallia County Local School District, Gallia and Jackson Counties, Ohio, General Obligation Bonds, Refunding School Improvement Series 2014, 5.000%, 11/01/32	11/24 at 100.00	Aa2	1,157,390
	Graham Local School District, Champaign and Shelby Counties, Ohio, General Obligation Bonds, School Improvement Series 2013:
500	0.000%, 12/01/29	No Opt. Call	Aa2	332,185
850	0.000%, 12/01/30	No Opt. Call	Aa2	540,676
44      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,000	Greenville City School District, Drake County, Ohio, General Obligation Bonds, School Improvement Series 2013, 5.250%, 1/01/38	1/22 at 100.00	AA	$1,121,850
1,095	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, School improvement Series 2012, 0.000%, 12/01/27	6/19 at 100.00	Aa1	835,036
755	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/19	No Opt. Call	Aa1	819,334
1,560	Kettering City School District, Montgomery County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	AA	1,994,585
230	Lake County, Ohio, Limited Tax Sewer District Improvement Bonds, Series 2000, 5.600%, 12/01/20	No Opt. Call	Aa1	249,069
1,000	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Refunding Series 2013A, 0.000%, 12/01/22	No Opt. Call	Aa1	915,990
1,000	Maumee City School District, Lucas County, Ohio, General Obligation Bonds, Capital Appreciation Refunding Series 2012, 0.000%, 12/01/23	No Opt. Call	AA-	900,760
1,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/28 – AGM Insured	No Opt. Call	A2	1,243,270
1,265	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2002, 5.750%, 12/01/20 – AMBAC Insured	No Opt. Call	A1	1,424,858
275	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36	6/22 at 100.00	Aa3	304,950
1,585	New Albany, Ohio, General Obligation Bonds, Series 2012, 5.000%, 12/01/29	6/22 at 100.00	Aaa	1,844,781
530	Newark, Ohio, General Obligation Bonds, Storm Sewer Improvement Series 2009, 5.500%, 12/01/34	12/19 at 100.00	A1	570,720
1,630	Northwest Local School District, Hamilton and Butler Counties, Ohio, General Obligation Bonds, School Improvement Series 2015, 5.000%, 12/01/40	12/23 at 100.00	Aa2	1,896,130
925	Oakwood City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2012, 0.000%, 12/01/21	No Opt. Call	Aa2	872,358
2,000	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2014R, 5.000%, 5/01/29	5/24 at 100.00	AAA	2,390,620
2,895	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2016S, 5.000%, 5/01/19	No Opt. Call	AAA	3,097,216
5,000	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2016A, 5.000%, 12/15/24	No Opt. Call	AA+	6,210,400
1,000	Ohio, General Obligation Bonds, Infrastructure Improvements, Refunding Series 2002A, 5.500%, 2/01/20	No Opt. Call	AA+	1,110,050
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2016:
1,000	5.000%, 12/01/38	6/26 at 100.00	AAA	1,177,290
1,875	5.000%, 12/01/41	6/26 at 100.00	AAA	2,194,669
	Princeton City School District, Hamilton County, Ohio, Certificates of Participation, Series 2013:
610	5.000%, 12/01/33	12/22 at 100.00	AA-	664,186
1,305	5.000%, 12/01/42	12/22 at 100.00	AA-	1,411,723
1,710	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment, Series 2012, 5.000%, 6/01/32	6/22 at 100.00	Aa2	1,979,120
NUVEEN      45

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 3,435	Summit County, Ohio, General Obligation Bonds, Refunding, Various Purpose Series 2002R, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA+	$4,052,682
500	Wadsworth City School District, Medina County, Ohio, General Obligation Bonds, School Improvement Series 2009, 5.000%, 12/01/37 – AGC Insured	12/17 at 100.00	AA	504,170
4,925	Willoughby-Eastlake City School District, Ohio, General Obligation Bonds, School Improvement Series 2016, 5.000%, 12/01/46	12/25 at 100.00	Aa3	5,632,181
69,825	Total Tax Obligation/General			79,916,883
	Tax Obligation/Limited – 13.4%
	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006:
730	5.000%, 12/01/21	12/18 at 100.00	N/R	745,702
950	5.000%, 12/01/25	12/18 at 100.00	N/R	967,936
1,165	5.000%, 12/01/30	12/18 at 100.00	N/R	1,181,461
1,790	5.000%, 12/01/35	12/18 at 100.00	N/R	1,813,037
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2013A-2:
990	5.000%, 10/01/27	10/23 at 100.00	AA+	1,179,298
1,150	5.000%, 10/01/30	10/23 at 100.00	AA+	1,355,137
1,205	5.000%, 10/01/31	10/23 at 100.00	AA+	1,414,092
3,000	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2, 5.000%, 10/01/37	10/23 at 100.00	AA+	3,472,080
	Columbiana Exempted Village School District, Columbiana County, Ohio, Certificates of Participation, Series 2010:
1,400	5.000%, 12/01/26 – AGM Insured	12/20 at 100.00	AA	1,505,098
1,645	5.000%, 12/01/28 – AGM Insured	12/20 at 100.00	AA	1,759,031
	Columbus-Franklin County Finance Authority, Ohio, Development Revenue Bonds, Hubbard Avenue Parking Facility Project, Series 2012A:
500	4.500%, 12/01/27	12/19 at 100.00	BBB	515,610
685	5.000%, 12/01/32	12/19 at 100.00	BBB	715,935
555	5.000%, 12/01/36	12/19 at 100.00	BBB	571,617
	Cuyahoga County, Ohio, Economic Development Revenue Bonds, Medical Mart-Convention Center Project, Recovery Zone Facility Series 2010F:
2,710	5.250%, 12/01/25	12/20 at 100.00	AA-	3,072,056
3,250	5.000%, 12/01/27	12/20 at 100.00	AA-	3,656,087
	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014:
1,000	5.000%, 12/01/28	12/24 at 100.00	AAA	1,213,090
1,810	5.000%, 12/01/32	12/24 at 100.00	AAA	2,173,358
1,585	5.000%, 12/01/33	12/24 at 100.00	AAA	1,896,104
1,385	5.000%, 12/01/34	12/24 at 100.00	AAA	1,650,685
1,055	5.000%, 12/01/35	12/24 at 100.00	AAA	1,254,258
1,700	Delaware County District Library, Ohio, Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34	12/19 at 100.00	Aa2	1,787,397
46      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 2,940	Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A, 5.000%, 12/01/38	12/25 at 100.00	Aa1	$3,404,020
10,345	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014, 5.000%, 12/01/35	12/24 at 100.00	Aa1	12,298,860
	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Refunding Anticipation Series 2007:
245	5.000%, 12/01/26	12/17 at 100.00	Aa1	247,482
210	5.000%, 12/01/27	12/17 at 100.00	Aa1	212,106
1,675	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2014A, 5.000%, 12/01/25	No Opt. Call	AAA	2,084,286
	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2015:
1,050	5.000%, 12/01/32	12/25 at 100.00	AAA	1,241,121
1,105	5.000%, 12/01/33	12/25 at 100.00	AAA	1,300,729
2,250	Hamilton County, Ohio, Sales Tax Bonds, Refunding Series 2016A, 5.000%, 12/01/30	12/26 at 100.00	AA-	2,725,155
	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B:
500	0.000%, 12/01/26 – AMBAC Insured	No Opt. Call	A1	393,695
3,300	0.000%, 12/01/28 – AMBAC Insured	No Opt. Call	A1	2,409,528
1,750	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	1,277,780
	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A:
1,235	5.000%, 12/01/25	12/21 at 100.00	A1	1,430,982
5,375	5.000%, 12/01/31	12/21 at 100.00	A1	6,086,757
	Mayfield City School District, Ohio, Certificates of Participation, Middle School Project, Series 2009B:
435	0.000%, 9/01/27	No Opt. Call	Aa2	338,630
855	0.000%, 9/01/28	No Opt. Call	Aa2	642,114
1,100	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/23	10/22 at 100.00	Aa3	1,263,757
1,100	Norwood, Hamilton County, Ohio, Special Obligation Development Revenue Bonds, Central Parke Project, Series 2017, 6.000%, 12/01/46	6/27 at 100.00	N/R	1,134,353
2,000	Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio, Community Facilities Bonds, Series 2015A, 4.000%, 12/01/31 – AGM Insured	12/25 at 100.00	AA	2,118,100
400	Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds, Series 2007A, 5.750%, 12/01/27	12/17 at 100.00	N/R	402,892
	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Refunding Series 2012A:
1,400	5.000%, 12/01/23	12/22 at 100.00	AA+	1,641,108
800	5.000%, 12/01/24	12/22 at 100.00	AA+	930,352
	Riversouth Authority, Ohio, Scioto Peninsula Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Series 2016:
1,000	5.000%, 12/01/28	12/25 at 100.00	AA+	1,202,280
1,000	5.000%, 12/01/29	12/25 at 100.00	AA+	1,193,990
72,330	Total Tax Obligation/Limited			79,879,146
NUVEEN      47

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 7.6%
	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A:
$ 7,000	5.000%, 1/01/29	1/22 at 100.00	A-	$7,778,120
1,000	5.000%, 1/01/30	1/22 at 100.00	A-	1,107,240
3,450	5.000%, 1/01/31 – AGM Insured	1/22 at 100.00	AA	3,818,460
	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015:
3,500	5.000%, 12/31/35 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	3,935,890
3,500	5.000%, 12/31/39 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	3,907,610
7,725	5.000%, 6/30/53 (Alternative Minimum Tax)	6/25 at 100.00	A-	8,445,511
11,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/24 – FGIC Insured	No Opt. Call	AA	13,383,810
2,450	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.250%, 2/15/39	2/23 at 100.00	A+	2,863,707
39,625	Total Transportation			45,240,348
	U.S. Guaranteed – 19.3% (5)
	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2008A:
945	5.000%, 2/15/31 (Pre-refunded 2/15/18)	2/18 at 100.00	N/R (5)	963,295
4,705	5.250%, 2/15/43 (Pre-refunded 2/15/18)	2/18 at 100.00	N/R (5)	4,801,405
1,000	Beavercreek City School District, Ohio, General Obligation Bonds, School Improvement Series 2009, 5.000%, 12/01/36 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa1 (5)	1,072,040
500	Bowling Green, Ohio, Student Housing Revenue Bonds, CFP I LLC - Bowling Green State University Project, Series 2010, 5.750%, 6/01/31 (Pre-refunded 6/01/20)	6/20 at 100.00	BBB- (5)	563,140
1,380	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (5)	1,569,364
4,355	Cincinnati, Ohio, Water System Revenue Bonds, Series 2007B, 5.000%, 12/01/32 (Pre-refunded 12/01/17)	12/17 at 100.00	AAA	4,401,555
1,000	Clyde-Green Springs Exempt Village School District, Summit County, Ohio, General Obligation Bonds, Series 2008, 5.000%, 12/01/27 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	Aa2 (5)	1,031,510
	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Refunding Anticipation Series 2007:
1,970	5.000%, 12/01/26 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (5)	1,991,158
1,790	5.000%, 12/01/27 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (5)	1,809,225
3,160	Franklin County, Ohio, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 12/01/28 (Pre-refunded 12/01/17)	12/17 at 100.00	AAA	3,194,349
	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Improvement Series 2009:
3,000	5.000%, 11/01/34 (Pre-refunded 11/01/19)	11/19 at 100.00	Aa2 (5)	3,263,040
3,000	5.250%, 11/01/40 (Pre-refunded 11/01/19)	11/19 at 100.00	Aa2 (5)	3,279,090
3,180	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Series 2008A, 5.000%, 11/01/40 (Pre-refunded 11/01/18)	11/18 at 100.00	Aa2 (5)	3,335,375
400	Gahanna, Ohio, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 12/01/27 (Pre-refunded 12/01/17) – NPFG Insured	12/17 at 100.00	AA+ (5)	404,296
48      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 1,000	Greene County, Ohio, General Obligation Bonds, General Infrastructure Series 2007, 5.250%, 12/01/26 (Pre-refunded 12/01/17) – AMBAC Insured	12/17 at 100.00	Aa1 (5)	$1,011,360
1,000	Highland Local School District, Morrow and Delaware Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2008, 5.375%, 12/01/33 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2 (5)	1,057,210
	Indian Creek Local School District, Jefferson County, Ohio, General Obligation Bonds, School Facilities Construction and Improvements, Series 2009:
1,750	5.000%, 12/01/34 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa2 (5)	1,876,070
1,100	5.125%, 12/01/36 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa2 (5)	1,181,631
26,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38 (Pre-refunded 1/01/23) (Mandatory Put 1/01/23)	1/23 at 100.00	AA (5)	29,984,367
630	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.625%, 8/15/29 (Pre-refunded 8/15/18)	8/18 at 100.00	NA (5)	658,892
1,725	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/30 (Pre-refunded 12/01/17) – FGIC Insured	12/17 at 100.00	Aa2 (5)	1,743,751
1,000	Lorain, Ohio, General Obligation Bonds, Pellet Terminal Improvement Series 2008, 6.750%, 12/01/28 (Pre-refunded 12/01/18) – AMBAC Insured	12/18 at 100.00	Baa2 (5)	1,074,150
2,380	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40 (Pre-refunded 10/01/18)	10/18 at 100.00	AA (5)	2,488,385
5,600	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2007, 4.750%, 12/01/47 (Pre-refunded 12/01/17) – SYNCORA GTY Insured	12/17 at 100.00	A (5)	5,656,224
865	Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 (Pre-refunded 12/01/17) – AMBAC Insured	12/17 at 100.00	Aa3 (5)	874,247
2,635	Mayfield City School District, Ohio, Certificates of Participation, Middle School Project, Series 2009B, 5.000%, 9/01/31 (Pre-refunded 9/01/19)	9/19 at 100.00	Aa2 (5)	2,849,384
1,000	Milford Exempted Village School District, Ohio, General Obligation Bonds, School Improvement Series 2008, 5.250%, 12/01/36 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2 (5)	1,055,650
2,015	Milton Union Exempt Village School District, Ohio, Special Limited Obligation Bonds, Series 2009, 5.000%, 12/01/32 (Pre-refunded 12/01/19)	12/19 at 100.00	A+ (5)	2,197,539
260	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009A, 5.000%, 5/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	N/R (5)	277,651
3,125	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Tender Option Bond Trust 2015-XF0225, 15.605%, 11/15/43 (Pre-refunded 5/15/23) (IF)	5/23 at 100.00	AA+ (5)	4,876,500
500	Ohio State, Higher Educational Facility Revenue Bonds, Otterbein College Project, Series 2008A, 5.500%, 12/01/28 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa1 (5)	529,065
6,150	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2009A, 5.500%, 1/01/39 (Pre-refunded 1/01/19)	1/19 at 100.00	AA (5)	6,529,947
	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 2015-XF0105:
5,625	17.458%, 1/01/39 (Pre-refunded 1/01/19) (IF)	1/19 at 100.00	AA (5)	7,015,050
700	17.458%, 1/01/43 (Pre-refunded 1/01/18) (IF)	1/18 at 100.00	AA (5)	741,020
530	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match, Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	AAA	546,822
1,500	Pettisville Local School District, Fulton County, Ohio, General Obligation Bonds, School Facilities Construction and Improvement Bonds, Series 2009, 5.000%, 12/01/36 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa2 (5)	1,608,060
NUVEEN      49

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008:
$ 500	5.500%, 12/01/28 (Pre-refunded 12/01/18)	12/18 at 100.00	A- (5)	$529,000
1,305	5.750%, 12/01/35 (Pre-refunded 12/01/18)	12/18 at 100.00	A- (5)	1,384,735
600	Saint Mary's City School District, Auglaize County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2008, 5.000%, 12/01/28 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	Aa2 (5)	619,044
800	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center, Refunding Series 2008, 5.750%, 2/15/38 (Pre-refunded 2/15/18)	2/18 at 100.00	A2 (5)	818,096
735	Symmes Township, Hamilton County, Ohio, General Obligation Bonds, Parkland Acquisition & Improvement Series 2010, 5.250%, 12/01/37 (Pre-refunded 12/01/20)	12/20 at 100.00	Aa1 (5)	836,408
	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds, School Improvement Series 2009:
690	5.125%, 12/01/37 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	741,205
310	5.125%, 12/01/37 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa3 (5)	333,005
2,000	West Clermont Local School District, Clermont County, Ohio, General Obligation Bonds, Series 2008, 5.000%, 12/01/31 (Pre-refunded 12/01/18) – AGM Insured	12/18 at 100.00	AA (5)	2,104,840
105,115	Total U.S. Guaranteed			114,878,150
	Utilities – 4.7%
	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2008A:
55	5.000%, 2/15/31	2/18 at 100.00	A1	55,942
295	5.250%, 2/15/43	2/18 at 100.00	A1	300,260
1,500	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2015A, 5.000%, 2/15/42	2/24 at 100.00	A1	1,674,855
6,500	American Municipal Power, Inc., Ohio, Greenup Hydroelectric Project Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41	2/26 at 100.00	A1	7,422,740
2,000	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1, 5.000%, 11/15/38 – NPFG Insured	5/18 at 100.00	A	2,052,400
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2:
4,740	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A	2,569,838
7,500	0.000%, 11/15/38 – NPFG Insured	No Opt. Call	A	3,306,375
2,800	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38	12/19 at 100.00	A2	3,030,972
500	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	Caa1	244,940
5,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23	No Opt. Call	Caa1	2,474,400
4,420	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB-	4,581,551
35,310	Total Utilities			27,714,273
	Water and Sewer – 13.7%
1,390	Akron, Ohio, Waterworks System Mortgage Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 3/01/34 – AGC Insured	3/19 at 100.00	AA	1,455,441
50      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 1,730	Butler County, Ohio, Sewer System Revenue Bonds, Refunding Series 2005, 5.000%, 12/01/23 – AGM Insured	No Opt. Call	Aa3	$2,003,738
4,310	Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%, 12/01/41	12/26 at 100.00	AAA	5,124,202
	Cleveland, Ohio, Water Revenue Bonds, Refunding Second Lien Series 2012A:
1,500	5.000%, 1/01/24	1/22 at 100.00	AA	1,739,955
775	5.000%, 1/01/26	1/22 at 100.00	AA	897,202
1,000	5.000%, 1/01/27	1/22 at 100.00	AA	1,154,940
7,170	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	7,752,921
2,300	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/25	12/24 at 100.00	AA+	2,836,084
	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2015:
8,065	5.000%, 6/01/30	6/26 at 100.00	AA+	9,784,135
6,750	5.000%, 6/01/32	6/26 at 100.00	AA+	8,121,533
450	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	A2	482,409
1,745	Lebanon, Ohio, Waterworks System Revenue Bonds, Improvement and Refunding Series 2012, 5.000%, 12/01/31	12/21 at 100.00	A1	1,971,484
1,000	Marysville, Ohio, Water System Mortgage Revenue Bonds, Refunding Series 2016, 4.000%, 12/01/38	12/25 at 100.00	Aa3	1,056,820
8,500	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2013, 5.000%, 11/15/38	5/23 at 100.00	AA+	9,749,670
2,975	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, Series 2016, 5.000%, 6/01/29	12/26 at 100.00	AAA	3,714,079
1,895	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2016B, 5.000%, 12/01/34	12/26 at 100.00	AAA	2,294,466
	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance Program, Refunding Series 2009:
1,405	5.000%, 12/01/25	12/19 at 100.00	Aaa	1,529,891
1,475	5.000%, 12/01/26	12/19 at 100.00	Aaa	1,605,434
3,010	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/22	No Opt. Call	AAA	3,596,980
5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2016A, 5.000%, 6/01/26	No Opt. Call	AAA	6,285,300
5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2017A, 5.000%, 12/01/31	6/27 at 100.00	AAA	6,172,900
2,060	Springboro, Ohio, Sewer System Mortgage Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/27	6/22 at 100.00	Aa2	2,340,510
69,505	Total Water and Sewer			81,670,094

$ 535,835	Total Long-Term Investments (cost $554,943,631)			587,152,821
	Other Assets Less Liabilities – 1.4%			8,535,318
	Net Assets – 100%			$ 595,688,139
NUVEEN      51

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$587,152,821	$ —	$587,152,821
Income Tax Information
The following information is presented on a federal income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2017, the cost of investments was $553,950,847.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2017, were as follows:
Gross unrealized:
Appreciation	$36,466,175
Depreciation	(3,264,201)
Net unrealized appreciation (depreciation) of investments	$33,201,974
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rates, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
52      NUVEEN

Nuveen Wisconsin Municipal Bond Fund
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 102.0%
	MUNICIPAL BONDS – 102.0%
	Consumer Discretionary – 0.1%
$ 105	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/46	9/27 at 100.00	BBB-	$ 119,619
	Consumer Staples – 3.0%
700	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	11/17 at 100.00	N/R	697,095
680	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 4.625%, 6/01/21	11/17 at 100.00	N/R	678,429
500	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.500%, 6/01/42	12/17 at 100.00	B+	501,000
315	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A, Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	325,209
500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	11/17 at 100.00	BB-	490,230
1,060	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	1,087,910
3,755	Total Consumer Staples			3,779,873
	Education and Civic Organizations – 4.5%
	Madison Community Development Authority, Wisconsin, Revenue Bonds, The Wisconsin Alumni Research Foundation, Series 2009:
300	5.000%, 10/01/28	10/19 at 100.00	AAA	324,792
1,000	5.000%, 10/01/34	10/19 at 100.00	AAA	1,083,180
1,000	Milwaukee Redevelopment Authority, Wisconsin, Milwaukee Science Education Consortium, Inc. Project, Series 2013A, 6.000%, 8/01/33	8/23 at 100.00	BB+	1,097,780
1,300	Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Milwaukee School of Engineering Project, Series 2012, 4.100%, 4/01/32 – AGM Insured	4/22 at 100.00	AA	1,371,396
1,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	11/17 at 100.00	BBB	1,015,880
655	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2016, 5.000%, 7/01/39	7/26 at 100.00	Baa2	708,880
5,255	Total Education and Civic Organizations			5,601,908
	Health Care – 10.7%
440	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	BBB	496,892
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aspirus, Inc. Obligated Group, Refunding Series 2015A, 5.000%, 8/15/34	2/25 at 100.00	A+	1,133,430
810	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beaver Dam Community Hospitals Inc., Series 2013A, 5.250%, 8/15/34	8/23 at 100.00	BBB-	868,936
NUVEEN      53

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital, Series 2015:
$ 250	5.000%, 12/01/23	No Opt. Call	A+	$299,547
1,500	4.000%, 12/01/35	6/24 at 100.00	A+	1,584,405
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A, 5.000%, 9/01/36	9/27 at 100.00	BBB+	561,925
250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118, 11.599%, 4/01/42 (IF) (4)	10/22 at 100.00	AA-	278,710
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
585	5.000%, 2/15/26	2/22 at 100.00	A-	659,055
890	5.000%, 2/15/40	2/22 at 100.00	A-	966,033
4,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2017C, 5.000%, 2/15/47 (WI/DD, Settling 9/13/17)	2/27 at 100.00	A-	4,464,320
10	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/30	8/25 at 100.00	A-	11,593
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series 2009A, 5.500%, 12/15/38	12/19 at 100.00	AA-	1,067,220
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/29	5/24 at 100.00	BBB+	1,107,690
12,235	Total Health Care			13,499,756
	Housing/Multifamily – 8.5%
2,000	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30	6/23 at 100.00	N/R	2,086,760
1,750	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin - Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB-	1,839,478
1,380	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds, Modernization Series 2008, 5.125%, 12/01/27	12/18 at 100.00	A+	1,440,803
2,000	Wisconsin Housing and Economic Development Authority Multi Family Housing Bonds, Western Technical College Student Housing Project, Series 2013B, 4.700%, 4/01/38	4/23 at 100.00	A	2,178,060
935	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2006A, 4.550%, 5/01/27 (Alternative Minimum Tax)	11/17 at 100.00	AA	936,159
2,125	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2015A, 4.125%, 11/01/46	5/25 at 100.00	AA	2,193,319
10,190	Total Housing/Multifamily			10,674,579
	Industrials – 1.0%
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
420	5.500%, 12/01/22	12/18 at 100.00	B	428,950
65	5.250%, 12/01/25	12/23 at 100.00	B	69,505
465	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27	6/19 at 105.00	B	483,131
54      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials (continued)
$ 300	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	$ 326,850
1,250	Total Industrials			1,308,436
	Long-Term Care – 7.6%
1,000	New Richmond Community Development Authority, Wisconsin, Health Care Facilities Revenue Bonds, PHM/New Richmond Senior Housing, Inc., Series 2011, 6.650%, 9/01/43	9/18 at 101.00	N/R	1,041,960
500	Winnebago County Housing Authority, Wisconsin, Revenue Bonds, Lutheran Homes of Oshkosh, Inc. Project, Refunding Series 2015A, 4.450%, 3/01/30	3/20 at 101.00	N/R	508,645
1,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44	7/24 at 100.00	A-	1,880,707
185	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John's Communities Inc., Series 2015B, 5.000%, 9/15/37	9/22 at 100.00	BBB+	196,048
1,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A	1,767,332
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/44	12/22 at 102.00	N/R	2,078,700
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014, 5.375%, 10/01/44	10/22 at 102.00	N/R	2,142,200
9,085	Total Long-Term Care			9,615,592
	Materials – 1.2%
1,385	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	1,485,177
	Tax Obligation/Limited – 36.7%
650	Beloit Community Development Authority, Rock County, Wisconsin, Lease Revenue Bonds, Series 2009, 5.000%, 3/01/25	3/18 at 100.00	N/R	657,826
	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Tax Increment District 7, Refunding Series 2011B:
1,000	3.850%, 9/01/20	9/18 at 100.00	A1	1,025,620
500	3.700%, 9/01/21	9/18 at 100.00	A1	511,615
	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Tax Increment District 7, Refunding Series 2012:
100	1.850%, 9/01/18	No Opt. Call	A1	100,960
500	2.750%, 9/01/22	9/20 at 100.00	A1	518,215
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,000	5.000%, 1/01/23	1/22 at 100.00	A	1,111,160
1,000	5.000%, 1/01/31	1/22 at 100.00	A	1,060,610
350	5.250%, 1/01/36	1/22 at 100.00	A	372,673
2,190	5.125%, 1/01/42	1/22 at 100.00	A	2,296,346
NUVEEN      55

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
$ 1,000	5.000%, 12/01/24	No Opt. Call	BBB+	$1,170,690
845	5.000%, 12/01/34	12/26 at 100.00	BBB+	951,487
1,205	5.000%, 12/01/46	12/26 at 100.00	BBB+	1,326,693
	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001:
1,000	0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BBB-	821,340
1,000	0.000%, 6/15/25 – AMBAC Insured	No Opt. Call	BBB-	748,790
1,250	Kaukauna Redevelopment Authority, Outagamie and Calumet Counties, Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015, 4.125%, 6/01/40	6/25 at 100.00	A+	1,330,525
675	Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC Project Revenue Bonds, Series 2008, 5.125%, 6/01/29 (Alternative Minimum Tax)	12/17 at 100.00	A2	677,363
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2016A:
800	5.000%, 11/15/30	11/26 at 100.00	A+	951,664
500	5.000%, 11/15/31	11/26 at 100.00	A+	592,710
550	5.000%, 11/15/32	11/26 at 100.00	A+	649,528
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2017:
500	5.000%, 11/15/34	11/26 at 100.00	A+	585,160
1,000	5.000%, 11/15/35	11/26 at 100.00	A+	1,165,920
500	5.000%, 11/15/36	11/26 at 100.00	A+	581,645
	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A:
550	5.500%, 2/01/21	2/19 at 102.00	BBB+	595,485
2,500	6.500%, 2/01/31	2/19 at 102.00	BBB+	2,709,450
500	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 5.000%, 7/01/31 – AMBAC Insured	1/18 at 100.00	C	500,925
1,935	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A, 5.500%, 12/15/26 – NPFG Insured	No Opt. Call	AA-	2,410,197
1,250	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 144A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,318,113
	Wisconsin Center District, Appropriation Revenue Bonds, Milwaukee Arena Project, Series 2016:
2,500	5.000%, 12/15/30	6/26 at 100.00	Aa3	2,962,625
2,500	5.000%, 12/15/31	6/26 at 100.00	Aa3	2,953,550
4,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Milwaukee Arena Project, Senior Series 2016A, 0.000%, 12/15/39 – AGM Insured	6/26 at 60.88	AA	1,756,560
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
3,985	5.250%, 12/15/23 – AGM Insured	No Opt. Call	AA	4,643,282
865	5.250%, 12/15/27 – AGM Insured	No Opt. Call	AA	1,036,158
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 2013A:
785	4.000%, 12/15/25	12/22 at 100.00	A3	839,251
2,170	5.000%, 12/15/28	12/22 at 100.00	A3	2,415,904
56      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior Series 2003A:
$ 2,035	0.000%, 12/15/28 – AGM Insured	No Opt. Call	AA	$1,522,383
1,945	0.000%, 12/15/31	No Opt. Call	AA	1,296,265
45,635	Total Tax Obligation/Limited			46,168,688
	Transportation – 6.2%
580	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56	12/24 at 100.00	BBB	642,884
1,000	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.250%, 10/01/34 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,132,730
600	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (Alternative Minimum Tax)	7/25 at 100.00	BB-	652,398
500	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	11/17 at 100.00	N/R	501,335
1,130	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	1,208,885
1,000	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 4.000%, 7/01/33 (Alternative Minimum Tax)	7/24 at 100.00	BBB	1,037,510
410	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)	1/18 at 100.00	BBB	442,025
610	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014A, 5.000%, 9/01/33 (Alternative Minimum Tax)	9/24 at 100.00	BBB	641,409
1,000	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB	1,084,180
355	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	393,031
7,185	Total Transportation			7,736,387
	U.S. Guaranteed – 11.3% (5)
	Guam Government, General Obligation Bonds, Series 2007A:
1,000	5.000%, 11/15/23 (Pre-refunded 11/15/17)	11/17 at 100.00	BB- (5)	1,008,760
500	5.125%, 11/15/27 (Pre-refunded 11/15/17)	11/17 at 100.00	BB- (5)	504,510
	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc., Series 2009:
1,150	5.500%, 2/15/29 (Pre-refunded 2/15/19)	2/19 at 100.00	A- (5)	1,227,188
2,550	5.875%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	A- (5)	2,734,951
	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2008A:
280	4.625%, 12/01/28 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (5)	293,376
220	4.625%, 12/01/28 (Pre-refunded 12/01/18)	12/18 at 100.00	A2 (5)	230,452
1,000	4.750%, 12/01/32 (Pre-refunded 12/01/18)	12/18 at 100.00	A2 (5)	1,049,320
NUVEEN      57

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A:
$ 900	5.500%, 12/15/18 – NPFG Insured (ETM)	No Opt. Call	AA- (5)	$953,793
1,220	5.500%, 12/15/20 – NPFG Insured (ETM)	No Opt. Call	AA- (5)	1,395,924
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118, 15.578%, 4/01/34 (Pre-refunded 4/01/19) (IF) (4)	4/19 at 100.00	AA- (5)	1,259,840
665	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Howard Young Health Care, Inc., Refunding Series 2012, 5.000%, 8/15/22 (ETM)	No Opt. Call	N/R (5)	786,283
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A, 5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (5)	1,168,220
1,350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (5)	1,601,208
12,835	Total U.S. Guaranteed			14,213,825
	Utilities – 5.9%
995	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41 (Mandatory Put 6/01/20)	No Opt. Call	Caa1	487,430
1,375	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,547,370
1,500	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39	10/24 at 100.00	AA	1,678,950
860	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	Caa1	421,297
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23	No Opt. Call	Caa1	494,880
265	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20)	No Opt. Call	Caa1	129,818
370	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	451,837
1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/25	1/18 at 100.00	BB-	685,536
1,250	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	A1	1,460,650
8,815	Total Utilities			7,357,768
	Water and Sewer – 5.3%
850	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35	7/24 at 100.00	A-	929,016
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A-	1,067,100
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	1,115,260
58      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 3,240	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	$ 3,496,446
6,090	Total Water and Sewer			6,607,822

$ 123,820	Total Long-Term Investments (cost $124,287,127)			128,169,430
	Other Assets Less Liabilities – (2.0)%			(2,532,706)
	Net Assets – 100%			$ 125,636,724
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$128,169,430	$ —	$128,169,430
Income Tax Information
The following information is presented on a federal income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2017, the cost of investments was $124,259,445.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2017, were as follows:
Gross unrealized:
Appreciation	$ 6,300,589
Depreciation	(2,390,604)
Net unrealized appreciation (depreciation) of investments	$ 3,909,985
NUVEEN      59

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments	August 31, 2017 (Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rates, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
60      NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: October 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 30, 2017